As filed with the Securities and Exchange Commission on January 26, 2012

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-00582

NEUBERGER BERMAN EQUITY FUNDS
(Exact Name of the Registrant as Specified in Charter)
c/o Neuberger Berman Management LLC
605 Third Avenue, 2nd Floor
New York, New York 10158-0180
(Address of Principal Executive Offices – Zip Code)

Registrant's telephone number, including area code: (212) 476-8800

Robert Conti, Chief Executive Officer and President
Neuberger Berman Equity Funds
c/o Neuberger Berman Management LLC
605 Third Avenue, 2nd Floor
New York, New York  10158-0180

Arthur C. Delibert, Esq.
K&L Gates LLP
1601 K Street, N.W.
Washington, D.C. 20006-1600
(Names and addresses of agents for service)

Date of fiscal year end: August 31, 2012

Date of reporting period: November 30, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of their first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (“1940 Act”)(17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedules of Investments.

NOVEMBER 30, 2011 Schedule of Investments Emerging Markets Equity Fund (Unaudited)

	Number of Shares	Value† ($000's)z
Common Stocks (88.9%)

Brazil (7.6%)
BM&FBOVESPA SA	218,500	1,194
Brasil Insurance Participacoes E Administracao	90,900	897
Cia Hering	66,400	1,406
Ecorodovias Infraestrutura e Logistica	172,300	1,268
HRT Participacoes em Petroleo *	900	331
PDG Realty Empreendimentos E Participacoes	417,500	1,551
QGEP Participacoes	216,100	1,942
TOTVS SA	85,625	1,544
10,133
Chile (1.0%)
Sociedad Quimica y Minera de Chile ADR, B Shares	24,170	1,386

China (21.2%)
Agriculture Bank of China, H Shares	2,994,200	1,263
Baidu, Inc. ADR *	14,000	1,834
China Automation Group	2,553,400	750
China Liansu Group Holdings	2,098,400	935
China Mobile	237,250	2,343
China National Building Material, H Shares	1,288,300	1,568
China Resources Gas Group	1,038,200	1,566
China Vanke, B Shares	1,162,500	1,131
Comba Telecom Systems Holdings	1,601,800	1,457
Dah Chong Hong Holdings	1,108,800	1,537
Daphne International Holdings	667,300	819
First Tractor, H Shares	1,211,300	1,141
Golden Eagle Retail Group	118,700	275
GOME Electrical Appliances Holdings	3,387,654	870
Industrial & Commercial Bank of China, H Shares	4,621,000	2,694
Kingdee International Software Group	3,911,880	1,331
Prince Frog International Holdings *	2,509,000	604
Tencent Holdings	82,600	1,611
Vinda International Holdings	1,313,300	1,727
Want Want China Holdings	746,800	778
Xingda International Holdings	2,044,900	994
Xinyi Glass Holdings	1,623,696	950
28,178
Colombia (1.2%)
Ecopetrol SA ADR	37,300	1,575

India (6.2%)
Ballarpur Industries Ñ*	1,602,287	730
Cadila Healthcare	78,790	1,074
DEN Networks *	190,549	227
Exide Industries	420,440	954
Godrej Consumer Products	112,525	870
Gujarat State Petronet	564,825	976
Mahindra & Mahindra	113,670	1,620
Prestige Estates Projects	276,115	436
Sintex Industries	342,180	624
United Phosphorus	287,735	770
8,281
Indonesia (4.0%)
PT Bank Mandiri Tbk	878,000	640
PT Global Mediacom Tbk	8,679,726	952
PT Harum Energy Tbk	1,487,700	1,135
PT Indocement Tunggal Prakarsa Tbk	647,600	1,100
PT United Tractors Tbk	558,581	1,473
5,300
Israel (0.8%)
Israel Chemicals	100,153	1,078

Korea (11.0%)
BS Financial Group *	115,470	1,202
GS Home Shopping	1,196	115
Hyundai Mobis	9,658	2,678
KT Corp. ADR	82,700	1,327
LG Chem	4,870	1,458
Samsung Electronics	5,073	4,617
Shinhan Financial Group	34,215	1,276
Woongjin Coway	54,600	1,860
14,533
Malaysia (2.9%)
Axiata Group	1,358,500	2,220
Top Glove	1,084,700	1,607
3,827
Mexico (5.2%)
Alamos Gold	79,700	1,348
First Majestic Silver *	48,500	791
Fresnillo PLC	39,160	1,059
Genomma Lab Internacional Class B *	679,500	1,445
Kimberly-Clark de Mexico Class A	297,300	1,567
NII Holdings *	29,400	676
6,886
Nigeria (0.8%)
Afren PLC *	750,985	1,023

Philippines (2.2%)
Energy Development	7,608,450	1,061
International Container Terminal Services	1,475,900	1,863
2,924
Qatar (0.9%)
Industries Qatar	33,260	1,226

Russia (6.6%)
Eurasia Drilling GDR	50,770	1,325
LUKOIL OAO ADR	19,017	1,071
Magnit OJSC GDR	92,880	2,057
Pharmstandard OJSC GDR *	65,325	1,063
Sberbank of Russia	792,330	2,256
Uralkali OJSC GDR	25,400	1,032
8,804
South Africa (5.5%)
Exxaro Resources	45,795	1,022
MTN Group	145,131	2,615
Naspers Ltd., N Shares	28,875	1,305
Shoprite Holdings	135,740	2,291
7,233
Taiwan, Province of China (4.4%)
HTC Corp.	82,000	1,350
Hung Poo Real Estate Development	739,402	532
Simplo Technology	237,276	1,334
Taiwan Semiconductor Manufacturing	823,439	2,064
TXC Corp.	482,236	571
5,851
Thailand (2.0%)
Bangkok Bank NVDR	229,200	1,092
Kasikornbank PCL NVDR	416,900	1,609
2,701
Turkey (2.5%)
Koza Altin Isletmeleri	67,090	1,008
Turkiye Garanti Bankasi	668,118	2,289
3,297
United Arab Emirates (0.8%)
Dragon Oil	131,275	1,034

United Kingdom (2.1%)
BG Group	74,145	1,590
Tullow Oil	54,410	1,190
2,780

Total Common Stocks (Cost $130,845)		118,050

Preferred Stocks (7.2%)

Brazil (7.2%)
Banco Do Estado do Rio Grande do Sul Class B	153,500	1,637
Companhia de Bebidas das Americas ADR	52,700	1,812
Itau Unibanco Holding	125,100	2,207
Randon Participacoes	213,300	1,169
Refinaria de Petroleo Ipiranga Ñ*^^	173	0
Vale SA ADR	126,025	2,756

Total Preferred Stocks (Cost $10,324)		9,581

Short-Term Investments (6.6%)
State Street Institutional Treasury Money Market Fund Institutional Class (Cost $8,708)	8,707,634	8,708

Total Investments## (102.7%) (Cost $149,877)		136,339

Liabilities, less cash, receivables and other assets [(2.7%)]		(3,550)

Total Net Assets (100.0%)		$ 132,789

See Notes to Schedule of Investments

SUMMARY SCHEDULE OF INVESTMENTS BY INDUSTRY
EMERGING MARKETS EQUITY FUND (UNAUDITED)

Industry	Investments at Value† (000's omitted)	Percentage of Net Assets
Commercial Banks	$ 18,165	13.7%
Oil, Gas & Consumable Fuels	10,891	8.2%
Metals & Mining	8,978	6.8%
Wireless Telecommunication Services	7,854	5.9%
Semiconductors & Semiconductor Equipment	6,681	5.0%
Chemicals	5,724	4.3%
Auto Components	4,582	3.4%
Machinery	4,533	3.4%
Food & Staples Retailing	4,348	3.3%
Pharmaceuticals	3,582	2.7%
Internet Software & Services	3,445	2.6%
Household Durables	3,411	2.6%
Household Products	3,294	2.5%
Transportation Infrastructure	3,131	2.4%
Software	2,875	2.2%
Communications Equipment	2,807	2.1%
Construction Materials	2,668	2.0%
Gas Utilities	2,542	1.9%
Media	2,484	1.9%
Specialty Retail	2,276	1.7%
Real Estate Management & Development	2,099	1.6%
Beverages	1,812	1.4%
Automobiles	1,620	1.2%
Health Care Equipment & Supplies	1,607	1.2%
Building Products	1,559	1.2%
Distributors	1,537	1.1%
Personal Products	1,474	1.1%
Computers & Peripherals	1,334	1.0%
Diversified Telecommunication Services	1,327	1.0%
Energy Equipment & Services	1,325	1.0%
Industrial Conglomerates	1,226	0.9%
Diversified Financial Services	1,194	0.9%
Independent Power Producers & Energy Traders	1,061	0.8%
Insurance	897	0.7%
Textiles, Apparel & Luxury Goods	819	0.6%
Food Products	778	0.6%
Paper & Forest Products	730	0.5%
Electronic Equipment, Instruments & Components	571	0.4%
Multiline Retail	275	0.2%
Internet & Catalog Retail	115	0.1%
Short-Term Investments and Other Assets-Net	5,158	3.9%
	$ 132,789	100.0%

See Notes to Schedule of Investments

NOVEMBER 30, 2011 Schedule of Investments Equity Income Fund (Unaudited)

	Number of Shares	Value† ($000's)z
Common Stocks (74.0%)

Air Freight & Logistics (1.6%)
United Parcel Service Class B	406,400	29,159

Beverages (1.4%)
Treasury Wine Estates	6,263,833	25,794

Capital Markets (2.8%)
Apollo Investment	2,056,000	14,824
BlackRock, Inc.	219,400	37,745
52,569
Diversified Financial Services (0.6%)
Warsaw Stock Exchange ñ	692,000	8,051
Warsaw Stock Exchange	228,000	2,653
10,704
Diversified Telecommunication Services (2.6%)
CenturyLink Inc.	831,600	31,202
Chunghwa Telecom ADR	512,000	17,116
48,318
Electric Utilities (5.1%)
Exelon Corp.	865,600	38,355
Great Plains Energy	1,077,000	22,660
Northeast Utilities	299,300	10,359
Progress Energy ‡‡	437,700	23,802
95,176
Food Products (1.8%)
Unilever NV	982,000	33,496

Gas Utilities (1.4%)
New Jersey Resources	526,000	24,885

Machinery (0.1%)
AG Growth International	80,800	2,435

Media (1.8%)
BEC World Public	13,805,900	17,274
World Wrestling Entertainment Class A	1,654,000	15,911
33,185
Metals & Mining (3.6%)
Franco-Nevada Corp.	793,500	33,621
Royal Gold ‡‡	412,600	33,606
67,227
Multi-Utilities (9.8%)
Alliant Energy	640,000	27,015
CenterPoint Energy	1,856,500	36,944
NiSource Inc.	996,000	22,818
NSTAR	208,000	9,462
PG&E Corp.	568,000	22,061
TECO Energy	1,100,000	20,658
Wisconsin Energy	714,000	23,691
Xcel Energy	708,000	18,613
181,262
Oil, Gas & Consumable Fuels (9.5%)
ARC Resources	991,500	24,787
Bonavista Energy	902,000	23,416
Crescent Point Energy	682,000	29,599
Ecopetrol SA ADR	721,000	30,441
Spectra Energy ‡‡	1,051,500	30,935
Total SA ADR	733,900	37,972
177,150
Pharmaceuticals (5.2%)
Johnson & Johnson	406,400	26,302
Novartis AG ADR	615,000	33,284
Sanofi-Aventis ADR	1,068,000	37,391
96,977
Real Estate Investment Trusts (16.1%)
American Campus Communities ‡‡	660,500	25,984
Ascendas Real Estate Investment Trust ñ	1,840,000	2,964
Ascendas Real Estate Investment Trust	10,196,000	16,421
Campus Crest Communities	1,642,000	16,551
Digital Realty Trust	449,400	28,537
HCP, Inc.	835,000	32,273
Japan Logistics Fund	2,540	20,567
Lippo-Mapletree Indonesia Retail Trust	24,214,564	7,188
Mapletree Logistics Trust	13,730,000	8,984
Parkway Life Real Estate	9,534,000	13,608
Rayonier Inc.	636,000	25,847
RLJ Lodging Trust	1,796,500	28,744
Suntec Real Estate Investment Trust	23,050,000	20,685
Ventas, Inc.	403,409	21,284
Weyerhaeuser Co.	1,255,000	21,071
Yuexiu REIT	18,428,000	8,195
298,903
Road & Rail (1.0%)
Norfolk Southern ‡‡	253,000	19,112

Semiconductors & Semiconductor Equipment (1.6%)
Linear Technology	20,000	612
Microchip Technology	836,000	29,185
29,797
Tobacco (2.2%)
Philip Morris International ‡‡	524,500	39,988

Transportation Infrastructure (1.1%)
SATS Ltd.	12,207,000	21,044

Water Utilities (1.3%)
Aqua America	1,112,000	24,353

Wireless Telecommunication Services (3.4%)
China Mobile ADR ‡‡	542,000	26,921
Philippine Long Distance Telephone ADR	321,500	17,747
Taiwan Mobile	5,774,600	18,583
63,251

Total Common Stocks (Cost $1,320,643)		1,374,785

Convertible Preferred Stocks (0.6%)
Bunge Ltd. (Cost $11,222)	115,000	11,198

	Principal Amount
Convertible Bonds (14.7%)
Best Buy Co., Inc., Guaranteed Notes, 2.25%, due 1/15/22	$12,400,000	12,369
Bill Barrett Corp., Guaranteed Notes, 5.00%, due 3/15/28	3,620,000	3,625
Charles River Laboratories International, Inc., Senior Unsecured Notes, 2.25%, due 6/15/13	26,349,000	25,690
Chart Industries, Inc., Senior Subordinated Notes, 2.00%, due 8/1/18	715,000	814
Covanta Holding Corp., Senior Unsecured Notes, 1.00%, due 2/1/27	7,969,000	7,929
Equinix, Inc., Subordinated Notes, 3.00%, due 10/15/14	6,010,000	6,649
Hologic, Inc., Senior Unsecured Notes, Step-Down, 2.00%/0.00%, due 12/15/37 a	31,755,000	30,008
Host Hotels & Resorts L.P., Guaranteed Notes, 2.63%, due 4/15/27 ñ	9,600,000	9,624
Iconix Brand Group, Inc., Senior Subordinated Notes, 1.88%, due 6/30/12	4,935,000	4,892
Iconix Brand Group, Inc., Senior Subordinated Notes, 2.50%, due 6/1/16 ñ	3,675,000	3,496
Illumina, Inc., Senior Unsecured Notes, 0.25%, due 3/15/16 ñ	15,325,000	11,724
Integra Lifesciences Holdings Corp., Guaranteed Notes, 2.38%, due 6/1/12 ñ	14,781,000	14,596
James River Coal Co., Senior Unsecured Notes, 3.13%, due 3/15/18 ñ	16,230,000	9,941
James River Coal Co., Senior Unsecured Notes, 4.50%, due 12/1/15	10,255,000	8,307
Kinross Gold Corp., Senior Unsecured Notes, 1.75%, due 3/15/28	$20,165,000	19,762
L-3 Communications Holdings, Inc., Guaranteed Notes, 3.00%, due 8/1/35	7,215,000	6,908
Massey Energy Co., Guaranteed Notes, 3.25%, due 8/1/15	11,265,000	10,448
Molycorp, Inc., Senior Unsecured Notes, 3.25%, due 6/15/16 ñ	9,010,000	8,334
NuVasive, Inc., Senior Unsecured Notes, 2.75%, due 7/1/17	11,860,000	8,613
Patriot Coal Corp., Senior Unsecured Notes, 3.25%, due 5/31/13	14,530,000	13,277
Primaris Retail REIT, Subordinated Notes, 5.40%, due 11/30/18 ñ	11,500,000	11,134
RTI International Metals, Inc., Guaranteed Notes, 3.00%, due 12/1/15	2,650,000	2,862
Southern Pacific Resource Corp., Subordinated Debentures, 6.00% due 6/30/16	1,400,000	1,290
Southern Pacific Resource Corp., Unsecured Notes, 6.00% due 6/30/16 ñ	4,800,000	4,386
WebMD Health Corp., Senior Unsecured Notes, 2.25%, due 3/31/16 ñ	12,720,000	11,893
WebMD Health Corp., Senior Unsecured Notes, 2.50%, due 1/31/18 ñ	15,700,000	14,188
Wright Medical Group, Inc., Senior Unsecured Notes, 2.63%, due 12/1/14	10,535,000	9,811

Total Convertible Bonds (Cost $280,402)		272,570

	Number of Shares
Short-Term Investments (8.7%)
State Street Institutional Treasury Money Market Fund Institutional Class (Cost $162,127)	162,126,540	162,127

Total Investments## (98.0%) (Cost $1,774,394)		1,820,680

Cash, receivables and other assets, less liabilities‡‡ (2.0%)		38,056

Total Net Assets (100.0%)		$ 1,858,736

See Notes to Schedule of Investments

NOVEMBER 30, 2011

Schedule of Investments Focus Fund
(Unaudited)

	Number of Shares	Value† ($000's)z
Common Stocks (95.6%)

Aerospace & Defense (7.1%)
Boeing Co.	200,000	13,738
Honeywell International	445,000	24,097
		37,835
Beverages (2.4%)
Coca-Cola Enterprises	485,000	12,668

Biotechnology (2.8%)
Amgen Inc.	260,000	15,057

Capital Markets (4.3%)
BlackRock, Inc.	132,000	22,709

Chemicals (1.0%)
Potash Corp. of Saskatchewan	120,000	5,201

Commercial Banks (2.7%)
Wells Fargo	565,000	14,611

Commercial Services & Supplies (2.5%)
Waste Connections	400,000	13,108

Containers & Packaging (1.3%)
Silgan Holdings	175,000	6,814

Diversified Financial Services (2.4%)
J.P. Morgan Chase	420,000	13,007

Electric Utilities (3.7%)
NextEra Energy	360,000	19,958

Energy Equipment & Services (4.1%)
Halliburton Co.	590,000	21,712

Food Products (1.8%)
Sara Lee	510,000	9,670

Health Care Equipment & Supplies (3.3%)
Covidien PLC	385,000	17,537

Health Care Providers & Services (5.2%)
Cardinal Health	390,000	16,560
Express Scripts *	245,000	11,184
		27,744
Household Durables (2.8%)
Newell Rubbermaid	980,000	14,994

Household Products (2.4%)
Procter & Gamble	195,000	12,591

Insurance (4.2%)
Prudential Financial	437,000	22,130

Internet Software & Services (5.9%)
eBay Inc. *	140,000	4,143
Google Inc. Class A *	45,000	26,972
		31,115
Leisure Equipment & Products (2.5%)
Mattel Inc.	455,000	13,109

Media (5.2%)
Comcast Corp. Class A Special	710,000	15,876
Discovery Communications Class C *	305,000	11,541
		27,417
Metals & Mining (2.0%)
BHP Billiton ADR	175,000	10,806

Multiline Retail (4.2%)
Target Corp.	420,000	22,134

Oil, Gas & Consumable Fuels (8.1%)
Cabot Oil & Gas	240,000	21,262
Denbury Resources *	1,290,000	21,801
		43,063
Semiconductors & Semiconductor Equipment (9.2%)
Cymer, Inc. *	231,300	10,343
Intel Corp.	1,080,000	26,903
NXP Semiconductors *	680,000	11,492
		48,738
Software (2.5%)
Activision Blizzard	1,090,000	13,538

Textiles, Apparel & Luxury Goods (2.0%)
Coach, Inc.	170,000	10,640

Total Common Stocks
(Cost $497,572)		507,906

Short-Term Investments (4.2%)
State Street Institutional Treasury Money Market Fund Institutional Class (Cost $22,076)	22,075,927	22,076

Total Investments## (99.8%)
(Cost $519,648)		529,982

Cash, receivables and other assets, less liabilities (0.2%)		1,191

Total Net Assets (100.0%)		$ 531,173

See Notes to Schedule of Investments

NOVEMBER 30, 2011 Schedule of Investments Genesis Fund (Unaudited)

	Number of Shares	Value† ($000's)z
Common Stocks (94.7%)

Aerospace & Defense (0.2%)
Alliant Techsystems	153,162	9,012
American Science & Engineering	230,241	16,856
		25,868
Air Freight & Logistics (0.5%)
Forward Air ^	1,746,600	56,066

Auto Components (0.8%)
Gentex Corp.	2,925,349	86,239

Beverages (0.8%)
Boston Beer Class A *^ØØ	967,419	96,655

Capital Markets (0.4%)
Eaton Vance	1,010,600	24,285
Waddell & Reed Financial Class A	736,461	20,017
		44,302
Chemicals (4.0%)
Balchem Corp.	1,333,035	55,321
Hawkins, Inc.	473,473	18,707
Innophos Holdings	96,410	4,748
Intrepid Potash *	3,530,399	81,764
LSB Industries *^	1,322,700	41,361
NewMarket Corp.	381,812	75,556
RPM International	2,509,444	59,223
Sensient Technologies ^	3,284,719	124,064
		460,744
Commercial Banks (2.9%)
Bank of Hawaii	1,481,700	63,046
BOK Financial	1,024,094	56,171
Cullen/Frost Bankers	1,385,800	70,080
First Financial Bankshares	1,431,094	47,226
Westamerica Bancorp ^	1,995,243	91,602
		328,125
Commercial Services & Supplies (5.1%)
Copart, Inc. *	2,692,131	120,957
Healthcare Services Group ^	5,518,381	99,662
Ritchie Bros. Auctioneers	3,845,210	79,096
Rollins, Inc.	6,390,120	141,861
United Stationers ^	4,167,441	139,776
		581,352
Construction & Engineering (0.1%)
Layne Christensen *	558,907	13,984

Containers & Packaging (3.3%)
AptarGroup Inc. ^	6,055,900	307,579
Silgan Holdings	1,896,383	73,845
		381,424
Distributors (0.4%)
Pool Corp.	1,599,990	48,800

Diversified Consumer Services (1.3%)
Hillenbrand, Inc.	2,422,096	55,054
Matthews International Class A ^	1,510,738	50,111
Strayer Education	435,902	42,396
		147,561
Electronic Equipment, Instruments & Components (1.1%)
Badger Meter	521,605	16,206
Trimble Navigation *	2,418,142	104,174
		120,380
Energy Equipment & Services (5.9%)
CARBO Ceramics ^	1,702,600	242,314
Lufkin Industries ^	1,698,020	118,997
Natural Gas Services Group *^	829,800	11,377
Oceaneering International	5,370,024	255,398
Pason Systems	3,309,815	40,077
		668,163
Food & Staples Retailing (1.7%)
Ruddick Corp. ^	4,774,967	190,282
Food Products (2.0%)
Darling International *	1,601,200	23,010
Flowers Foods	2,916,500	57,659
J & J Snack Foods ^	1,169,046	60,650
Lancaster Colony	1,203,156	84,702
		226,021
Gas Utilities (2.5%)
New Jersey Resources	1,980,200	93,683
Northwest Natural Gas	849,900	39,996
Piedmont Natural Gas	760,100	25,061
South Jersey Industries	1,426,844	80,160
WGL Holdings	1,124,395	48,203
		287,103
Health Care Equipment & Supplies (5.5%)
Abaxis, Inc. *^	1,208,100	33,428
DENTSPLY International	1,851,200	66,847
Haemonetics Corp. *^	2,552,000	151,155
IDEXX Laboratories *	2,250,162	169,190
Meridian Bioscience ^	2,451,397	46,895
Sirona Dental Systems *	2,119,426	94,187
West Pharmaceutical Services	1,679,529	64,712
		626,414
Health Care Providers & Services (4.1%)
AmSurg Corp. *^	1,703,534	44,428
Henry Schein *	2,319,540	149,239
Landauer, Inc. ^	501,750	25,454
MWI Veterinary Supply *^	1,134,829	78,428
Owens & Minor	382,100	11,769
Patterson Companies	2,799,700	84,467
PSS World Medical *^	3,062,399	74,661
		468,446
Health Care Technology (0.7%)
Computer Programs and Systems	175,800	7,981
Quality Systems	1,909,610	67,505
		75,486
Hotels, Restaurants & Leisure (0.6%)
Brinker International	2,684,100	64,633

Household Durables (0.2%)
Leggett & Platt	1,212,200	27,129

Household Products (2.7%)
Church & Dwight	6,999,910	309,746

Industrial Conglomerates (0.9%)
Raven Industries ^	1,792,176	107,961

Insurance (4.3%)
Brown & Brown	596,770	12,449
Hanover Insurance Group	706,584	25,493
Harleysville Group ^	1,715,530	101,165
HCC Insurance Holdings	1,213,500	32,619
Infinity Property & Casualty	196,900	11,308
Mercury General	276,000	12,414
RenaissanceRe Holdings	1,433,353	105,265
RLI Corp. ^	1,525,507	108,113
Safety Insurance Group ^	1,115,749	46,683
Validus Holdings	1,354,400	40,754
		496,263
IT Services (1.8%)
Forrester Research ^	1,650,053	53,412
Jack Henry & Associates	1,991,653	66,143
ManTech International Class A ^	2,006,700	67,827
Syntel, Inc.	471,762	22,569
		209,951
Leisure Equipment & Products (1.4%)
Polaris Industries	2,593,520	155,871

Life Science Tools & Services (1.3%)
ICON PLC ADR *^	3,750,000	63,787
Pharmaceutical Product Development	1,646,800	54,690
Techne Corp.	419,700	28,326
		146,803
Machinery (9.9%)
AG Growth International ^	1,367,500	41,212
Chart Industries *	92,912	5,655
CLARCOR Inc. ^	4,779,422	231,420
Donaldson Co.	2,372,500	162,160
Douglas Dynamics	299,551	4,643
Graco Inc.	823,117	35,386
Industrea Ltd. ^	33,639,519	40,703
International Mining Machinery	19,754,300	20,775
Joy Global	200,400	18,293
Lincoln Electric Holdings	961,864	37,974
Lindsay Corp. ^	1,181,550	66,746
Nordson Corp.	2,779,508	130,804
Robbins & Myers	574,500	30,563
Toro Co.	718,894	40,596
Valmont Industries	989,604	84,294
Wabtec Corp. ^	2,699,900	184,268
		1,135,492
Metals & Mining (3.9%)
Alamos Gold	5,784,800	97,185
Compass Minerals International ^	3,562,100	273,035
Major Drilling Group International ^	5,630,600	74,211
		444,431
Office Electronics (0.9%)
Zebra Technologies Class A *^	2,760,970	104,530

Oil, Gas & Consumable Fuels (10.7%)
Abraxas Petroleum *	4,509,900	16,281
Brigham Exploration Co. *	1,201,828	43,783
Cabot Oil & Gas	2,989,500	264,840
Celtic Exploration *	535,300	12,927
Concho Resources *	2,480,392	252,057
Gulfport Energy *^Ø	2,649,800	84,131
Kodiak Oil & Gas *	4,526,037	40,191
Legacy Oil + Gas *	1,363,300	12,257
Legacy Oil + Gas *ñ	100,000	899
Northern Oil and Gas *	2,872,849	70,356
Oasis Petroleum *	2,193,080	66,823
Painted Pony Petroleum Class A *	1,731,600	19,921
Petrominerales Ltd.	1,838,428	36,504
Resolute Energy *	1,547,062	20,963
SM Energy	2,061,100	163,837
Southwestern Energy *	1,371,200	52,174
Vermilion Energy	1,309,700	60,805
		1,218,749
Professional Services (0.5%)
Exponent, Inc. *^	1,166,935	55,289

Road & Rail (0.2%)
Genesee & Wyoming Class A *	284,400	17,368

Semiconductors & Semiconductor Equipment (1.1%)
GT Advance Technologies *^	7,509,700	57,975
Hittite Microwave *	1,325,330	72,111
		130,086
Software (5.9%)
Blackbaud, Inc. ^	3,764,403	110,711
Computer Modelling Group ^	2,658,700	37,276
FactSet Research Systems	1,224,800	114,188
MICROS Systems *^	4,308,942	203,253
Solera Holdings ^	4,498,053	212,848
		678,276
Specialty Retail (2.6%)
Hibbett Sports *^	1,840,963	83,782
Leon's Furniture	1,100,500	12,832
Sally Beauty Holdings *	3,574,459	71,847
Tractor Supply	1,785,741	128,984
		297,445
Thrifts & Mortgage Finance (0.7%)
BankUnited	350,900	7,611
Brookline Bancorp ^	4,067,590	32,703
Capitol Federal Financial	706,352	7,996
Oritani Financial	2,059,000	26,788
		75,098
Trading Companies & Distributors (1.1%)
Applied Industrial Technologies	1,123,400	38,791
MSC Industrial Direct Class A	831,300	57,800
Richelieu Hardware	393,000	10,488
Watsco, Inc.	222,100	14,104
		121,183
Water Utilities (0.7%)
American States Water	840,811	29,664
Aqua America	2,302,535	50,426
		80,090
Total Common Stocks (Cost $6,645,256)		10,809,809

Exchange Traded Funds (0.9%)
SPDR Gold Trust * (Cost $58,435)	616,050	104,808

Short-Term Investments (4.6%)
State Street Institutional Treasury Money Market Fund Institutional Class	370,356,562	370,357
State Street Institutional Treasury Plus Fund Institutional Class ^	149,624,899	149,625

Total Short-Term Investments (Cost $519,982)		519,982

Total Investments## (100.2%) (Cost $7,223,673)		11,434,599

Liabilities, less cash, receivables and other assets [(0.2%)]		(21,351)

Total Net Assets (100.0%)		$ 11,413,248

See Notes to Schedule of Investments

NOVEMBER 30, 2011

Schedule of Investments Global Equity Fund
(Unaudited)

	Number of Shares	Value† ($000's)z

Common Stocks (100.1%)

Australia (0.8%)
CSL Ltd.	230	8

Belgium (1.2%)
Anheuser-Busch InBev	185	11

Canada (6.2%)
Cenovus Energy	221	7
Goldcorp, Inc.	315	17
New Gold *	1,205	14
Potash Corp. of Saskatchewan	205	9
Silver Wheaton	310	10
		57
Chile (1.4%)
Sociedad Quimica y Minera de Chile ADR, B Shares	235	13

China (1.2%)
China Mobile	1,150	11

France (5.0%)
Alcatel-Lucent *	3,114	5
Eutelsat Communications	345	14
LVMH Moet Hennessy Louis Vuitton	70	11
Schneider Electric	281	16
		46
Germany (4.2%)
Deutsche Boerse *	205	13
Fresenius Medical Care	195	13
Linde AG	87	13
		39
Japan (1.7%)
Jupiter Telecommunications	16	16

Korea (4.2%)
Hyundai Mobis	59	16
Samsung Electronics	14	13
Shinhan Financial Group	260	10
		39
Netherlands (3.4%)
Akzo Nobel	1	0
Koninklijke Ahold	1,015	13
NXP Semiconductors *	375	6
Unilever NV	357	12
		31
Norway (0.8%)
DnB ASA	680	7

Sweden (1.2%)
Telefonaktiebolaget LM Ericsson, B Shares	1,020	11

Switzerland (4.9%)
Nestle SA	190	11
Novartis AG	190	10
Roche Holding	56	9
SGS SA	9	15
		45
United Kingdom (11.9%)
BG Group ADR	130	14
BHP Billiton	290	9
Experian PLC	1,260	17
Rio Tinto ADR	280	15
Subsea 7 *	560	11
Tullow Oil	440	9
Vodafone Group	7,715	21
Willis Group Holdings	380	13
		109
United States (52.0%)
3M Co.	140	11
Alliance Data Systems *	95	10
American Tower Class A *	335	20
Apple, Inc. *	47	18
AT&T Inc.	280	8
BlackRock, Inc.	58	10
Cabot Oil & Gas	125	11
Celanese Corp.	205	10
Comcast Corp. Class A Special	450	10
Covidien PLC	345	16
CVS Caremark	425	16
Deere & Co.	95	7
Dow Chemical	215	6
FMC Technologies *	225	12
Gilead Sciences *	220	9
Google Inc. Class A *	10	6
H.J. Heinz	180	9
IBM	102	19
Ingersoll-Rand PLC	290	10
Johnson & Johnson	200	13
Laboratory Corp. of America Holdings *	110	9
Lazard Ltd. Class A	410	11
McDonald's Corp.	150	14
McKesson Corp.	115	9
MEDNAX, Inc. *	165	11
Microsoft Corp.	475	12
National Oilwell Varco	185	13
Occidental Petroleum	140	14
Oracle Corp.	575	18
Pall Corp.	230	13
Schlumberger Ltd.	135	10
State Street	230	9
Symantec Corp. *	835	14
Time Warner	305	11
United Technologies	200	15
UnitedHealth Group	200	10
Visa Inc. Class A	88	9
Wal-Mart Stores	290	17
Waste Connections	330	11
Waters Corp. *	120	10
Wells Fargo	290	7
		478
Total Common Stocks
(Cost $992)		921

Short-Term Investments (1.7%)
State Street Institutional Treasury Money Market Fund Institutional Class (Cost $16)	15,717	16

Total Investments## (101.8%)
(Cost $1,008)		937

Liabilities, less cash, receivables and other assets [(1.8%)]		(17)

Total Net Assets (100.0%)		$ 920

See Notes to Schedule of Investments

SUMMARY SCHEDULE OF INVESTMENTS BY INDUSTRY
GLOBAL EQUITY FUND (UNAUDITED)

Industry	Investments at Value† (000's omitted)	Percentage of Net Assets
Metals & Mining	$ 65	7.0%
Oil, Gas & Consumable Fuels	55	6.0%
Health Care Providers & Services	52	5.7%
Wireless Telecommunication Services	52	5.7%
Chemicals	51	5.5%
Media	51	5.5%
Energy Equipment & Services	46	5.0%
Food & Staples Retailing	46	5.0%
Software	44	4.8%
IT Services	38	4.1%
Food Products	32	3.5%
Pharmaceuticals	32	3.5%
Professional Services	32	3.4%
Capital Markets	30	3.3%
Machinery	30	3.3%
Commercial Banks	24	2.6%
Semiconductors & Semiconductor Equipment	19	2.1%
Computers & Peripherals	18	2.0%
Biotechnology	17	1.8%
Communications Equipment	16	1.8%
Auto Components	16	1.7%
Electrical Equipment	16	1.7%
Health Care Equipment & Supplies	16	1.7%
Aerospace & Defense	15	1.6%
Hotels, Restaurants & Leisure	14	1.5%
Insurance	13	1.5%
Diversified Financial Services	13	1.4%
Beverages	11	1.2%
Commercial Services & Supplies	11	1.2%
Industrial Conglomerates	11	1.2%
Textiles, Apparel & Luxury Goods	11	1.2%
Life Science Tools & Services	10	1.0%
Diversified Telecommunication Services	8	0.9%
Internet Software & Services	6	0.7%
Short-Term Investments and Other Assets/Liabilities-Net	(1)	(0.1)%
	$ 920	100.0%

See Notes to Schedule of Investments

NOVEMBER 30, 2011 Schedule of Investments Global Thematic Opportunities Fund (Unaudited)

	Number of Shares	Value† ($000's)z
Common Stocks (84.6%)

Australia (2.2%)
Treasury Wine Estates	167,000	688

Brazil (1.5%)
All America Latina Logistica	96,000	456

Canada (7.3%)
Cenovus Energy	16,200	541
Goldcorp, Inc.	13,100	703
MEG Energy *	13,600	596
Potash Corp. of Saskatchewan	10,400	451
2,291
Chile (1.9%)
Sociedad Quimica y Minera de Chile ADR, B Shares	10,200	585

China (6.5%)
Dah Chong Hong Holdings	512,000	709
ENN Energy Holdings	162,000	585
First Tractor, H Shares	777,000	732
2,026
France (3.8%)
CFAO	16,200	581
Sanofi-Aventis ADR	17,800	623
1,204
Hong Kong (1.9%)
Beijing Enterprises Holdings	109,000	597

India (1.7%)
Mahindra & Mahindra GDR	36,000	528

Indonesia (3.6%)
Ace Hardware Indonesia	1,500,000	636
PT Adaro Energy Tbk	2,327,000	509
1,145
Japan (6.1%)
FANUC Corp.	4,500	739
Kubota Corp. ADR	13,900	625
Mongolian Mining *	686,000	543
		1,907
Malaysia (2.0%)
Genting Berhad	175,000	617

Netherlands (2.0%)
Unilever NV	18,800	641

Philippines (1.5%)
Energy Development	3,482,000	486

Poland (1.6%)
Warsaw Stock Exchange	43,000	500

South Africa (2.0%)
MTN Group	35,200	634

Spain (1.5%)
Bolsas y Mercados Espanoles	17,000	464

Switzerland (1.8%)
Novartis AG ADR	10,500	568

Thailand (1.6%)
BEC World Public	410,000	513

United Kingdom (1.2%)
Lonrho PLC *	2,592,000	376

United States (32.9%)
Adecoagro SA *	47,000	401
Alpha Natural Resources *	35,600	854
BlackRock, Inc.	3,700	637
Boeing Co.	9,000	618
Cypress Semiconductor *	13,000	248
FMC Technologies *	11,800	618
Franklin Resources	7,000	706
Google Inc. Class A *	1,050	629
Gran Tierra Energy *	49,700	317
Honeywell International	11,700	634
Invesco Ltd.	27,900	565
Las Vegas Sands *	9,400	439
Lindsay Corp.	6,700	379
Norfolk Southern	3,800	287
Philip Morris International	9,000	686
Schlumberger Ltd.	8,700	655
Southwestern Energy *	12,700	483
United Parcel Service Class B	7,700	552
Valmont Industries	7,000	596
		10,304
Total Common Stocks (Cost $28,030)		26,530

Short-Term Investments (15.0%)
State Street Institutional Treasury Money Market Fund Institutional Class (Cost $4,707)	4,706,646	4,707

Total Investments## (99.6%) (Cost $32,737)		31,237

Cash, receivables and other assets, less liabilities (0.4%)		114

Total Net Assets (100.0%)		$ 31,351

See Notes to Schedule of Investments

SUMMARY SCHEDULE OF INVESTMENTS BY INDUSTRY
GLOBAL THEMATIC OPPORTUNITIES FUND (UNAUDITED)

Industry	Investments at Value† (000's omitted)	Percentage of Net Assets
Oil, Gas & Consumable Fuels	$ 3,300	10.4%
Machinery	3,071	9.8%
Capital Markets	1,908	6.1%
Distributors	1,290	4.1%
Energy Equipment & Services	1,273	4.1%
Aerospace & Defense	1,252	4.0%
Metals & Mining	1,246	4.0%
Pharmaceuticals	1,191	3.8%
Hotels, Restaurants & Leisure	1,056	3.4%
Food Products	1,042	3.3%
Chemicals	1,036	3.3%
Industrial Conglomerates	973	3.1%
Diversified Financial Services	964	3.1%
Road & Rail	743	2.4%
Beverages	688	2.2%
Tobacco	686	2.2%
Specialty Retail	636	2.0%
Wireless Telecommunication Services	634	2.0%
Internet Software & Services	629	2.0%
Gas Utilities	585	1.9%
Air Freight & Logistics	552	1.8%
Automobiles	528	1.7%
Media	513	1.6%
Independent Power Producers & Energy Traders	486	1.5%
Semiconductors & Semiconductor Equipment	248	0.8%
Short-Term Investments and Other Assets-Net	4,821	15.4%
	$ 31,351	100.0%

See Notes to Schedule of Investments

NOVEMBER 30, 2011

Schedule of Investments Guardian Fund
(Unaudited)

	Number of Shares	Value† ($000's)z
Common Stocks (95.9%)

Beverages (4.6%)
Anheuser-Busch InBev ADR	383,000	22,980
Coca-Cola	412,800	27,753
		50,733
Capital Markets (6.9%)
BlackRock, Inc.	205,750	35,397
Charles Schwab	3,449,655	41,258
		76,655
Chemicals (3.2%)
Ecolab Inc.	625,900	35,689

Commercial Services & Supplies (2.7%)
Republic Services	1,078,250	29,598

Electronic Equipment, Instruments & Components (5.1%)
Anixter International *	470,735	28,908
National Instruments	1,070,571	28,156
		57,064
Energy Equipment & Services (6.2%)
Cameron International *	535,725	28,924
Schlumberger Ltd.	536,580	40,420
		69,344
Food Products (2.9%)
McCormick & Company	663,084	32,292

Health Care Equipment & Supplies (6.6%)
C.R. Bard	466,500	40,674
Covidien PLC	709,810	32,332
		73,006
Household Products (3.9%)
Procter & Gamble	681,975	44,035

Industrial Conglomerates (7.9%)
3M Co.	424,875	34,432
Danaher Corp.	1,108,854	53,646
		88,078
Industrial Gases (2.2%)
Praxair, Inc.	239,331	24,412

Insurance (4.0%)
Progressive Corp.	2,353,150	44,380

Internet Software & Services (4.3%)
Google Inc. Class A *	80,045	47,978

IT Services (2.5%)
MasterCard, Inc. Class A	74,200	27,792

Media (5.5%)
Comcast Corp. Class A Special	996,175	22,274
Scripps Networks Interactive Class A	980,635	39,049
		61,323
Multiline Retail (2.9%)
Target Corp.	611,850	32,245

Oil, Gas & Consumable Fuels (9.1%)
BG Group	2,194,394	47,067
Newfield Exploration *	1,175,050	53,817
		100,884
Pharmaceuticals (4.7%)
Hospira, Inc. *	780,545	22,004
Roche Holding	191,919	30,529
		52,533
Road & Rail (1.4%)
Canadian National Railway	197,635	15,329

Semiconductors & Semiconductor Equipment (7.3%)
Altera Corp.	929,574	35,017
Texas Instruments	1,531,425	46,096
		81,113

Trading Companies & Distributors (2.0%) W.W. Grainger	121,340	22,678

Total Common Stocks (Cost $903,783)		1,067,161

Short-Term Investments (3.3%)
State Street Institutional Treasury Money Market Fund Institutional Class (Cost $36,781)	36,780,814	36,781

Total Investments## (99.2%) (Cost $940,564)		1,103,942

Cash, receivables and other assets, less liabilities (0.8%)		8,989

Total Net Assets (100.0%)		$ 1,112,931

See Notes to Schedule of Investments

NOVEMBER 30, 2011

Schedule of Investments International Fund
(Unaudited)

	Number of Shares	Value† ($000's) z
Common Stocks (95.9%)

Australia (1.7%)
CSL Ltd.	93,480	3,048
Imdex Ltd.	669,790	1,376
		4,424
Austria (0.5%)
Vienna Insurance Group Wiener Staedtische Versicherung	38,635	1,384

Belgium (1.8%)
Anheuser-Busch InBev	30,854	1,845
Colruyt SA	65,260	2,471
Telenet Group Holding *	14,235	533
		4,849
Brazil (0.3%)
HRT Participacoes em Petroleo *	2,400	883

Canada (10.7%)
Cenovus Energy	43,580	1,457
Corus Entertainment, B Shares	154,378	2,867
Goldcorp, Inc.	78,300	4,218
MacDonald, Dettwiler	55,620	2,618
Neo Material Technologies *	292,900	2,378
New Gold *	294,500	3,297
Peyto Exploration & Development	139,300	3,346
Potash Corp. of Saskatchewan	70,304	3,065
Silver Wheaton	89,900	3,026
Vermilion Energy	49,862	2,330
		28,602
Chile (1.2%)
Sociedad Quimica y Minera de Chile ADR, B Shares	54,580	3,130

China (1.5%)
China Liansu Group Holdings	2,966,600	1,322
China Mobile ADR	51,965	2,581
		3,903
Denmark (3.1%)
Novo Nordisk Class B	27,304	3,100
Sydbank AS	123,575	2,209
Trygvesta AS	52,205	3,014
		8,323

France (6.2%)
Alcatel-Lucent *	826,376	1,383
Arkema	20,400	1,486
CFAO	81,495	2,921
Eutelsat Communications	80,328	3,121
LVMH Moet Hennessy Louis Vuitton	15,590	2,455
Sodexo	72,615	5,281
		16,647
Germany (6.8%)
Brenntag AG	38,510	3,698
Deutsche Boerse *	64,312	3,946
Deutsche Telekom	197,910	2,570
Fresenius Medical Care	61,873	4,242
Linde AG	25,044	3,859
		18,315
Ireland (0.7%)
DCC PLC	70,891	1,716

Japan (12.3%)
BRIDGESTONE Corp.	57,200	1,325
Brother Industries	215,300	2,911
Circle K Sunkus	193,800	3,161
Jupiter Telecommunications	5,540	5,385
KANSAI PAINT	151,100	1,439
KDDI Corp.	490	3,247
Kenedix Realty Investment	786	2,246
Nihon Kohden	145,200	3,358
NTT DOCOMO	1,535	2,713
PIGEON Corp.	30,200	1,189
SMC Corp.	12,400	2,060
Sundrug Co.	124,800	3,953
		32,987
Korea (3.6%)
Hyundai Mobis	15,242	4,227
Samsung Electronics	3,064	2,789
Shinhan Financial Group	71,065	2,649
		9,665
Netherlands (6.8%)
Akzo Nobel	45,025	2,278
Imtech NV	105,035	2,701
Koninklijke Ahold	251,669	3,204
Nutreco Holding	62,310	4,086
Sligro Food Group	57,675	1,665
Unilever NV	128,127	4,364
		18,298
Norway (1.9%)
DnB ASA	230,555	2,358
Prosafe ASA	353,660	2,667
		5,025
Russia (0.5%)
NovaTek OAO GDR	9,300	1,425

South Africa (1.1%)
MTN Group	169,082	3,046

Sweden (3.1%)
Axfood AB	33,600	1,227
Elekta AB, B Shares	76,505	3,257
Nordea Bank	148,675	1,184
Telefonaktiebolaget LM Ericsson, B Shares	252,525	2,694
		8,362
Switzerland (10.8%)
Bucher Industries	15,043	2,542
Credit Suisse Group *	103,072	2,488
Givaudan SA *	3,880	3,606
Nestle SA	55,522	3,116
Novartis AG	55,651	3,005
Roche Holding	24,165	3,844
SGS SA	2,341	3,961
Sika AG	1,063	1,994
Sulzer AG	39,256	4,382
		28,938
Turkey (0.5%)
Sinpas Gayrimenkul Yatirim Ortakligi	1,977,476	1,258

United Kingdom (20.8%)
Amlin PLC	598,849	3,163
Avanti Communications Group *ñ	117,100	538
Avanti Communications Group *	37,448	172
BG Group	159,270	3,416
BHP Billiton	65,285	2,008
Bunzl PLC	253,005	3,306
Chemring Group	514,700	3,183
Diploma PLC	268,075	1,407
Experian PLC	250,076	3,326
Fidessa Group	58,274	1,431
Informa PLC	326,356	1,858
Mitie Group	886,657	3,602
Petrofac Ltd.	96,845	2,214
Reed Elsevier	331,948	2,761
Rio Tinto ADR	41,300	2,192
RPS Group	737,662	2,188
Subsea 7 *	136,383	2,695
Synergy Health	199,483	2,773
Tullow Oil	134,616	2,943
Vodafone Group	2,373,911	6,426
Willis Group Holdings	113,800	4,012
		55,614
Total Common Stocks
(Cost $232,664)		256,794

Preferred Stocks (0.0%)

Brazil (0.0%)
Refinaria de Petroleo Ipiranga *Ñ^^ (Cost $8)	19,056	11

Rights (0.0%)

Belgium (0.0%)
Anheuser-Busch InBev VVPR Strip * (Cost $0)	177,256	0

Short-Term Investments (4.4%)
State Street Institutional Treasury Money Market Fund Institutional Class (Cost $11,790)	11,789,888	11,790

Total Investments## (100.3%)
(Cost $244,462)		268,595

Liabilities, less cash, receivables and other assets [(0.3%)]		(803)

Total Net Assets (100.0%)		$ 267,792

See Notes to Schedule of Investments

SUMMARY SCHEDULE OF INVESTMENTS BY INDUSTRY
INTERNATIONAL FUND (UNAUDITED)

Industry	Investments at Value† (000's omitted)	Percentage of Net Assets
Chemicals	$ 23,235	8.7%
Wireless Telecommunication Services	18,013	6.7%
Metals & Mining	16,117	6.0%
Media	15,992	6.0%
Oil, Gas & Consumable Fuels	15,811	5.9%
Food & Staples Retailing	15,681	5.9%
Insurance	11,573	4.3%
Food Products	11,566	4.3%
Pharmaceuticals	9,949	3.7%
Machinery	8,984	3.4%
Commercial Banks	8,400	3.1%
Energy Equipment & Services	7,576	2.8%
Professional Services	7,287	2.7%
Health Care Providers & Services	7,015	2.6%
Trading Companies & Distributors	7,004	2.6%
Health Care Equipment & Supplies	6,615	2.5%
Commercial Services & Supplies	5,790	2.2%
Auto Components	5,552	2.1%
Hotels, Restaurants & Leisure	5,281	2.0%
Communications Equipment	4,077	1.5%
Software	4,049	1.5%
Diversified Financial Services	3,946	1.5%
Diversified Telecommunication Services	3,813	1.5%
Real Estate Investment Trusts	3,504	1.3%
Aerospace & Defense	3,183	1.2%
Biotechnology	3,048	1.2%
Distributors	2,921	1.1%
Office Electronics	2,911	1.1%
Semiconductors & Semiconductor Equipment	2,789	1.0%
Construction & Engineering	2,701	1.0%
Capital Markets	2,488	0.9%
Textiles, Apparel & Luxury Goods	2,455	0.9%
Beverages	1,845	0.7%
Industrial Conglomerates	1,716	0.6%
Electronic Equipment, Instruments & Components	1,407	0.5%
Building Products	1,322	0.5%
Household Products	1,189	0.4%
Short-Term Investments and Other Assets/Liabilities-Net	10,987	4.1%
	$ 267,792	100.0%

See Notes to Schedule of Investments

NOVEMBER 30, 2011 Schedule of Investments International Institutional Fund (Unaudited)

	Number of Shares	Value† ($000's)z
Common Stocks (92.1%)

Australia (1.6%)
CSL Ltd.	110,455	3,602
Imdex Ltd.	812,300	1,669
		5,271
Austria (0.5%)
Vienna Insurance Group Wiener Staedtische Versicherung	44,790	1,605

Belgium (1.7%)
Anheuser-Busch InBev	36,196	2,165
Colruyt SA	76,555	2,899
Telenet Group Holding *	16,700	625
		5,689
Brazil (0.3%)
HRT Participacoes em Petroleo *	2,800	1,030

Canada (10.3%)
Cenovus Energy	51,415	1,719
Corus Entertainment, B Shares	181,018	3,361
Goldcorp, Inc.	92,000	4,957
MacDonald, Dettwiler	65,827	3,098
Neo Material Technologies *	343,600	2,789
New Gold *	345,700	3,871
Peyto Exploration & Development	163,400	3,925
Potash Corp. of Saskatchewan	82,526	3,597
Silver Wheaton	105,500	3,551
Vermilion Energy	58,482	2,733
		33,601
Chile (1.1%)
Sociedad Quimica y Minera de Chile ADR, B Shares	64,105	3,676

China (1.4%)
China Liansu Group Holdings	3,480,600	1,551
China Mobile ADR	60,970	3,029
		4,580
Denmark (3.0%)
Novo Nordisk Class B	32,031	3,636
Sydbank AS	144,976	2,592
Trygvesta AS	61,242	3,537
		9,765
France (6.0%)
Alcatel-Lucent *	975,387	1,632
Arkema	24,400	1,777
CFAO Ñ	95,605	3,427
Eutelsat Communications	94,234	3,662
LVMH Moet Hennessy Louis Vuitton	18,290	2,880
Sodexo	85,190	6,196
		19,574
Germany (6.5%)
Brenntag AG	45,180	4,338
Deutsche Boerse *	72,110	4,424
Deutsche Telekom	232,180	3,015
Fresenius Medical Care	72,587	4,976
Linde AG	29,380	4,528
		21,281
Ireland (0.6%)
DCC PLC	83,166	2,014

Japan (11.9%)
BRIDGESTONE Corp.	67,600	1,566
Brother Industries	252,500	3,414
Circle K Sunkus	229,000	3,735
Jupiter Telecommunications	6,536	6,353
KANSAI PAINT	179,500	1,709
KDDI Corp.	574	3,803
Kenedix Realty Investment	927	2,649
Nihon Kohden	171,600	3,969
NTT DOCOMO	1,830	3,235
PIGEON Corp.	36,100	1,422
SMC Corp.	14,800	2,458
Sundrug Co.	147,500	4,672
		38,985
Korea (3.5%)
Hyundai Mobis	18,055	5,007
Samsung Electronics	3,596	3,273
Shinhan Financial Group	83,370	3,108
		11,388
Netherlands (6.6%)
Akzo Nobel	52,883	2,676
Imtech NV	123,975	3,188
Koninklijke Ahold	295,246	3,758
Nutreco Holding	73,099	4,793
Sligro Food Group Ñ	68,320	1,972
Unilever NV	150,313	5,120
		21,507
Norway (1.8%)
DnB ASA	270,474	2,766
Prosafe ASA	414,895	3,129
		5,895
Russia (0.5%)
NovaTek OAO GDR	11,000	1,685

South Africa (1.1%)
MTN Group	198,356	3,573

Sweden (3.0%)
Axfood AB	40,036	1,462
Elekta AB, B Shares	90,455	3,851
Nordea Bank	174,420	1,389
Telefonaktiebolaget LM Ericsson, B Shares	297,975	3,179
	9,881
Switzerland (10.4%)
Bucher Industries	17,645	2,981
Credit Suisse Group *	121,806	2,940
Givaudan SA *	4,551	4,230
Nestle SA	65,131	3,655
Novartis AG	65,291	3,526
Roche Holding	28,559	4,543
SGS SA	2,744	4,643
Sika AG	1,256	2,356
Sulzer AG	46,052	5,141
		34,015
Turkey (0.4%)
Sinpas Gayrimenkul Yatirim Ortakligi	2,319,876	1,475

United Kingdom (19.9%)
Amlin PLC	702,544	3,710
Avanti Communications Group *ñ	57,319	263
Avanti Communications Group *	124,874	574
BG Group	186,850	4,008
BHP Billiton	77,100	2,371
Bunzl PLC	296,813	3,878
Chemring Group	603,820	3,734
Diploma PLC	317,200	1,665
Experian PLC	293,381	3,901
Fidessa Group	68,365	1,679
Informa PLC	382,863	2,180
Mitie Group	1,041,033	4,230
Petrofac Ltd.	114,600	2,620
Reed Elsevier	389,421	3,239
Rio Tinto ADR	48,500	2,574
RPS Group	850,174	2,521
Subsea 7 *	160,114	3,164
Synergy Health	237,280	3,299
Tullow Oil	157,922	3,452
Vodafone Group	2,793,529	7,562
Willis Group Holdings	134,600	4,746
		65,370
Total Common Stocks (Cost $308,421)		301,860

Rights (0.0%)

Belgium (0.0%)
Anheuser-Busch InBev VVPR Strip * (Cost $0)	125,976	0

Short-Term Investments (6.4%)
State Street Institutional Treasury Money Market Fund Institutional Class (Cost $20,962)	20,962,217	20,962

Total Investments## (98.5%) (Cost $329,383)		322,822

Cash, receivables and other assets, less liabilities (1.5%)		4,945

Total Net Assets (100.0%)		$ 327,767

See Notes to Schedule of Investments

SUMMARY SCHEDULE OF INVESTMENTS BY INDUSTRY
INTERNATIONAL INSTITUTIONAL FUND (UNAUDITED)

Industry	Investments at Value† (000's omitted)	Percentage of Net Assets
Chemicals	$ 27,338	8.3%
Wireless Telecommunication Services	21,202	6.5%
Metals & Mining	18,993	5.8%
Media	18,795	5.7%
Oil, Gas & Consumable Fuels	18,552	5.7%
Food & Staples Retailing	18,498	5.6%
Insurance	13,598	4.1%
Food Products	13,568	4.1%
Pharmaceuticals	11,705	3.6%
Machinery	10,580	3.2%
Commercial Banks	9,855	3.0%
Energy Equipment & Services	8,913	2.7%
Professional Services	8,544	2.6%
Health Care Providers & Services	8,275	2.5%
Trading Companies & Distributors	8,216	2.5%
Health Care Equipment & Supplies	7,820	2.4%
Commercial Services & Supplies	6,751	2.1%
Auto Components	6,573	2.0%
Hotels, Restaurants & Leisure	6,196	1.9%
Communications Equipment	4,811	1.5%
Software	4,777	1.5%
Diversified Telecommunication Services	4,477	1.4%
Diversified Financial Services	4,424	1.3%
Real Estate Investment Trusts	4,124	1.3%
Aerospace & Defense	3,734	1.1%
Biotechnology	3,602	1.1%
Distributors	3,427	1.1%
Office Electronics	3,414	1.0%
Semiconductors & Semiconductor Equipment	3,273	1.0%
Construction & Engineering	3,188	1.0%
Capital Markets	2,940	0.9%
Textiles, Apparel & Luxury Goods	2,880	0.9%
Beverages	2,165	0.7%
Industrial Conglomerates	2,014	0.6%
Electronic Equipment, Instruments & Components	1,665	0.5%
Building Products	1,551	0.5%
Household Products	1,422	0.4%
Short-Term Investments and Other Assets-Net	25,907	7.9%
	$ 327,767	100.0%

See Notes to Schedule of Investments

NOVEMBER 30, 2011

Schedule of Investments International Large Cap Fund
(Unaudited)

	Number of Shares	Value† ($000's)z
Common Stocks (94.5%)

Australia (1.3%)
CSL Ltd.	75,255	2,454

Austria (0.7%)
Vienna Insurance Group Wiener Staedtische Versicherung	36,515	1,308

Belgium (2.4%)
Anheuser-Busch InBev	31,202	1,866
Colruyt SA	54,445	2,062
Telenet Group Holding *	11,413	427
		4,355
Brazil (0.4%)
HRT Participacoes em Petroleo *	2,100	772

Canada (8.7%)
Cenovus Energy	40,003	1,338
Goldcorp, Inc.	52,700	2,839
New Gold *	198,000	2,217
Peyto Exploration & Development	94,200	2,263
Potash Corp. of Saskatchewan	57,047	2,487
Precision Drilling *	79,500	919
Silver Wheaton	61,100	2,056
Vermilion Energy	42,118	1,968
		16,087
Chile (1.1%)
Sociedad Quimica y Minera de Chile ADR, B Shares	36,845	2,113

China (1.2%)
China Mobile ADR	44,215	2,196

Denmark (3.9%)
Jyske Bank *	58,630	1,743
Novo Nordisk Class B	25,511	2,896
Trygvesta AS	45,155	2,607
		7,246
France (6.9%)
Alcatel-Lucent *	695,535	1,164
Eutelsat Communications	68,945	2,679
LVMH Moet Hennessy Louis Vuitton	10,610	1,671
Schneider Electric	60,864	3,461
Sodexo	50,015	3,637
		12,612
Germany (8.7%)
Brenntag AG	26,510	2,546
Deutsche Boerse *	46,687	2,864
Deutsche Telekom	168,935	2,193
Fresenius Medical Care	50,420	3,457
Linde AG	17,720	2,731
SAP AG ADR	36,285	2,176
		15,967
Japan (8.0%)
BRIDGESTONE Corp.	55,000	1,275
Brother Industries	112,700	1,524
Jupiter Telecommunications	4,058	3,944
KANSAI PAINT	98,700	940
KDDI Corp.	427	2,829
NTT DOCOMO	1,300	2,298
SMC Corp.	11,200	1,860
		14,670
Korea (4.2%)
Hyundai Mobis	11,852	3,287
Samsung Electronics	2,824	2,570
Shinhan Financial Group	48,015	1,790
		7,647
Malaysia (0.9%)
Axiata Group Berhad	1,010,900	1,652

Netherlands (5.7%)
Akzo Nobel	47,725	2,415
Imtech NV	70,710	1,818
Koninklijke Ahold	212,955	2,711
Unilever NV	105,321	3,587
		10,531
Norway (0.9%)
DnB ASA	156,073	1,596

Russia (0.5%)
NovaTek OAO GDR	6,300	965

South Africa (1.4%)
MTN Group	146,171	2,633

Sweden (3.4%)
Elekta AB, B Shares	63,605	2,708
Nordea Bank	156,930	1,250
Telefonaktiebolaget LM Ericsson, B Shares	212,320	2,265
		6,223
Switzerland (12.9%)
Credit Suisse Group *	86,592	2,090
Givaudan SA *	3,711	3,449
Nestle SA	47,438	2,662
Novartis AG	48,841	2,638
Roche Holding	21,916	3,486
SGS SA	2,257	3,819
Sika AG	1,206	2,262
Sulzer AG	29,406	3,283
		23,689
United Kingdom (21.3%)
Amlin PLC	483,018	2,551
BG Group	129,920	2,787
BHP Billiton	43,700	1,344
Bunzl PLC	214,627	2,804
Experian PLC	249,059	3,312
Informa PLC	376,744	2,145
Petrofac Ltd.	86,350	1,974
Reed Elsevier	293,570	2,442
Rio Tinto ADR	36,900	1,958
Sage Group	475,770	2,174
Subsea 7 *	114,465	2,262
Tesco PLC	418,157	2,670
Tullow Oil	121,696	2,661
Vodafone Group	2,077,859	5,625
Willis Group Holdings	72,700	2,563
		39,272
Total Common Stocks
(Cost $166,923)		173,988

Rights (0.0%)

Belgium (0.0%)
Anheuser-Busch InBev VVPR Strip * (Cost $0)	63,890	0

Short-Term Investments (5.4%)
State Street Institutional Treasury Money Market Fund Institutional Class (Cost $9,894)	9,893,877	9,894

Total Investments## (99.9%)
(Cost $176,817)		183,882

Cash, receivables and other assets, less liabilities (0.1%)		230

Total Net Assets (100.0%)		$ 184,112

See Notes to Schedule of Investments

SUMMARY SCHEDULE OF INVESTMENTS BY INDUSTRY
INTERNATIONAL LARGE CAP FUND (UNAUDITED)

Industry	Investments at Value† (000's omitted)	Percentage of Net Assets
Wireless Telecommunication Services	$ 17,233	9.4%
Chemicals	16,397	8.9%
Oil, Gas & Consumable Fuels	12,754	6.8%
Media	11,210	6.1%
Metals & Mining	10,414	5.6%
Insurance	9,029	4.9%
Pharmaceuticals	9,020	4.9%
Food & Staples Retailing	7,443	4.0%
Professional Services	7,131	3.9%
Commercial Banks	6,379	3.5%
Food Products	6,249	3.4%
Trading Companies & Distributors	5,350	2.9%
Energy Equipment & Services	5,155	2.8%
Machinery	5,143	2.8%
Auto Components	4,562	2.5%
Software	4,350	2.4%
Hotels, Restaurants & Leisure	3,637	2.0%
Electrical Equipment	3,461	1.9%
Health Care Providers & Services	3,457	1.9%
Communications Equipment	3,429	1.9%
Diversified Financial Services	2,864	1.6%
Health Care Equipment & Supplies	2,708	1.5%
Diversified Telecommunication Services	2,620	1.4%
Semiconductors & Semiconductor Equipment	2,570	1.4%
Biotechnology	2,454	1.3%
Capital Markets	2,090	1.1%
Beverages	1,866	1.0%
Construction & Engineering	1,818	1.0%
Textiles, Apparel & Luxury Goods	1,671	0.9%
Office Electronics	1,524	0.8%
Short-Term Investments and Other Assets-Net	10,124	5.5%
	$ 184,112	100.0%

See Notes to Schedule of Investments

NOVEMBER 30, 2011

Schedule of Investments Intrinsic Value Fund
(Unaudited)

	Number of Shares	Value† ($000's)z

Common Stocks (100.1%)

Aerospace & Defense (7.2%)
Aerovironment Inc. *	41,400	1,263
Ceradyne, Inc. *	51,255	1,524
Spirit Aerosystems Holdings Class A *	106,000	2,068
Teledyne Technologies *	41,152	2,333
Textron Inc.	119,939	2,330
		9,518
Beverages (2.0%)
Constellation Brands *	137,536	2,678

Chemicals (2.6%)
Chemtura Corp. *	153,400	1,787
Cytec Industries	36,400	1,717
		3,504
Commercial Banks (7.6%)
City National	15,600	662
Comerica Inc.	78,574	1,982
Huntington Bancshares	377,900	1,984
TCF Financial	157,300	1,582
Texas Capital Bancshares *	61,900	1,786
Umpqua Holdings	171,100	2,139
		10,135
Commercial Services & Supplies (3.7%)
Avery Dennison	109,736	2,876
Covanta Holding	136,000	2,031
		4,907
Communications Equipment (8.4%)
Arris Group *	206,869	2,224
Brocade Communications *	504,459	2,714
Ciena Corp. *	105,283	1,275
Comverse Technology *	113,958	747
Infinera Corp. *	238,900	1,648
Powerwave Technologies *	169,920	394
SeaChange International *	154,926	1,241
Sierra Wireless *	136,274	921
		11,164
Construction & Engineering (1.9%)
KBR, Inc.	88,600	2,561

Containers & Packaging (4.1%)
Crown Holdings *	92,400	2,985
Sealed Air	139,958	2,466
		5,451
Electrical Equipment (1.6%)
Hubbell Inc., Class B	32,203	2,107

Electronic Equipment, Instruments & Components (4.2%)
CTS Corp.	122,455	1,042
Dolby Laboratories Class A *	33,100	1,090
Itron, Inc. *	49,220	1,744
LeCroy Corp. *	74,400	673
Mercury Computer Systems *	69,860	963
		5,512
Energy Equipment & Services (2.8%)
ION Geophysical *	220,217	1,280
TETRA Technologies *	269,092	2,470
		3,750
Health Care Equipment & Supplies (0.6%)
Symmetry Medical *	106,700	835

Health Care Providers & Services (0.9%)
Chemed Corp.	21,725	1,166

Hotels, Restaurants & Leisure (2.8%)
Scientific Games *	247,114	2,125
Wendy's Co.	330,200	1,638
		3,763
Independent Power Producers & Energy Traders (2.9%)
GenOn Energy *	660,500	1,797
Ormat Technologies	108,656	2,062
		3,859
Internet Software & Services (2.0%)
Digital River *	113,463	1,814
Keynote Systems	47,496	871
		2,685
IT Services (9.5%)
Acxiom Corp. *	168,900	2,101
Convergys Corp. *	138,500	1,789
CoreLogic, Inc. *	231,511	3,075
DST Systems	59,419	2,824
Lender Processing Services	148,300	2,812
		12,601
Life Science Tools & Services (3.7%)
Affymetrix, Inc. *	226,800	1,025
Cambrex Corp. *	324,638	2,243
Charles River Laboratories International *	55,971	1,587
		4,855
Machinery (7.6%)
ESCO Technologies	72,285	1,959
ITT Corp.	68,400	1,380
Manitowoc Co.	118,300	1,310
Navistar International *	58,485	2,177
Pall Corp.	47,090	2,566
Twin Disc	15,900	674
		10,066
Marine (1.1%)
Danaos Corp. *	275,191	908
Seaspan Corp.	55,050	577
		1,485
Professional Services (1.6%)
FTI Consulting *	48,500	2,080

Road & Rail (1.9%)
Ryder System	48,704	2,546

Semiconductors & Semiconductor Equipment (6.2%)
Alliance Semiconductor *	86,370	13
FormFactor Inc. *	118,000	698
Ikanos Communications *	201,666	170
Intersil Corp.	153,213	1,629
MEMC Electronic Materials *	274,359	1,144
Spansion, Inc. Class A *	105,140	919
Standard Microsystems *	63,100	1,579
Ultratech, Inc. *	87,494	2,030
		8,182
Software (4.7%)
Accelrys Inc. *	184,563	1,316
Cadence Design Systems *	192,007	2,101
Verint Systems *	100,605	2,846
		6,263
Specialty Retail (5.9%)
Advance Auto Parts	30,396	2,104
Chico's FAS	129,700	1,349
OfficeMax Inc. *	290,365	1,350
PEP Boys-Manny, Moe & Jack	88,201	1,002
RadioShack Corp.	149,500	1,716
Talbots, Inc. *	170,700	340
		7,861
Textiles, Apparel & Luxury Goods (1.1%)
Carter's, Inc. *	37,400	1,487

Thrifts & Mortgage Finance (1.5%)
BankUnited	12,765	277
First Niagara Financial Group	188,600	1,660
		1,937
Total Common Stocks
(Cost $139,935)		132,958

Rights (0.0%)

Biotechnology (0.0%)
Pharmacopeia Drug Discovery CVR *^^ (Cost $0)	136,250	0

Short-Term Investments (0.0%)
State Street Institutional Treasury Money Market Fund Institutional Class (Cost $0)	1	0

Total Investments## (100.1%)
(Cost $139,935)		132,958

Liabilities, less cash, receivables and other assets [(0.1%)]		(168)

Total Net Assets (100.0%)		$ 132,790

See Notes to Schedule of Investments

NOVEMBER 30, 2011

Schedule of Investments Large Cap Value Fund
(Unaudited)

	Number of Shares	Value† ($000's)z

Common Stocks (97.3%)

Aerospace & Defense (1.7%)
Boeing Co.	225	16
Lockheed Martin	388	30
		46
Air Freight & Logistics (0.8%)
United Parcel Service Class B	298	21

Airlines (0.4%)
Delta Air Lines *	1,450	12

Automobiles (0.4%)
Ford Motor *	1,063	11

Biotechnology (1.6%)
Amgen Inc.	768	45

Capital Markets (6.2%)
Bank of New York Mellon	912	18
BlackRock, Inc.	178	31
Goldman Sachs Group	807	77
Morgan Stanley	1,005	15
State Street	744	29
		170
Chemicals (2.4%)
CF Industries Holdings	75	11
Monsanto Co.	741	54
		65
Commercial Banks (6.2%)
Fifth Third Bancorp	997	12
PNC Financial Services Group	300	16
U.S. Bancorp	1,527	40
Wells Fargo	3,254	84
Zions Bancorp	1,210	20
		172
Communications Equipment (2.1%)
Cisco Systems	3,135	58

Computers & Peripherals (2.4%)
Dell Inc. *	3,043	48
SanDisk Corp. *	345	17
		65
Diversified Financial Services (5.7%)
Bank of America	6,963	38
Citigroup Inc.	1,903	52
J.P. Morgan Chase	2,188	68
		158
Diversified Telecommunication Services (4.4%)
AT&T Inc.	2,574	74
Verizon Communications	1,267	48
		122
Electric Utilities (1.2%)
Exelon Corp.	724	32

Energy Equipment & Services (3.7%)
Cameron International *	576	31
Diamond Offshore Drilling	295	18
Halliburton Co.	636	23
Schlumberger Ltd.	399	30
		102
Food & Staples Retailing (2.6%)
Kroger Co.	1,810	42
Wal-Mart Stores	500	29
		71
Health Care Equipment & Supplies (1.9%)
Medtronic, Inc.	781	28
Zimmer Holdings *	471	24
		52
Health Care Providers & Services (1.3%)
Aetna Inc.	834	35

Hotels, Restaurants & Leisure (2.2%)
Carnival Corp.	873	29
Las Vegas Sands *	682	32
		61
Household Products (3.1%)
Colgate-Palmolive	287	26
Kimberly-Clark	406	29
Procter & Gamble	460	30
		85
Industrial Conglomerates (1.8%)
3M Co.	372	30
General Electric	1,260	20
		50
Insurance (2.9%)
Berkshire Hathaway Class B *	270	21
Marsh & McLennan	244	8
MetLife, Inc.	448	14
Reinsurance Group of America	393	20
Travelers Cos	288	16
		79
Internet Software & Services (1.9%)
Google Inc. Class A *	86	52

IT Services (0.6%)
IBM	93	18

Machinery (1.4%)
Cummins Inc.	228	22
Joy Global	199	18
		40
Media (3.7%)
Comcast Corp. Class A	871	20
Discovery Communications Class C *	368	14
News Corp. Class B	2,024	36
Time Warner	907	31
		101
Metals & Mining (3.2%)
Barrick Gold	241	13
Freeport-McMoRan Copper & Gold	894	36
Newmont Mining	600	41
		90
Multi-Utilities (1.7%)
Public Service Enterprise Group	612	20
Sempra Energy	485	26
		46
Multiline Retail (1.6%)
Target Corp.	836	44

Oil, Gas & Consumable Fuels (10.3%)
Anadarko Petroleum	183	15
Apache Corp.	145	14
Cabot Oil & Gas	284	25
Chevron Corp.	721	74
Exxon Mobil	898	72
Occidental Petroleum	171	17
Range Resources	795	57
Valero Energy	471	11
		285
Pharmaceuticals (8.6%)
Bristol-Myers Squibb	670	22
Eli Lilly	625	24
Johnson & Johnson	1,001	65
Merck & Co.	434	15
Pfizer Inc.	5,566	112
		238
Semiconductors & Semiconductor Equipment (3.6%)
Cymer, Inc. *	329	15
Intel Corp.	2,771	69
KLA-Tencor	324	15
		99
Software (4.6%)
Activision Blizzard	2,216	28
Microsoft Corp.	1,736	44
Oracle Corp.	914	29
Symantec Corp. *	1,669	27
		128
Tobacco (0.6%)
Philip Morris International	220	17

Wireless Telecommunication Services (0.5%)
American Tower Class A *	260	15

Total Common Stocks
(Cost $2,550)		2,685

Exchange Traded Funds (0.4%)
UltraShort S&P500 ProShares * (Cost $12)	605	12

Short-Term Investments (0.0%)
State Street Institutional Treasury Money Market Fund Institutional Class (Cost $0)	1	0

Total Investments## (97.7%)
(Cost $2,562)		2,697

Cash, receivables and other assets, less liabilities (2.3%)		63

Total Net Assets (100.0%)		$ 2,760

See Notes to Schedule of Investments

NOVEMBER 30, 2011 Schedule of Investments Large Cap Disciplined Growth Fund (Unaudited)

	Number of Shares	Value† ($000's)z
Common Stocks (96.9%)

Aerospace & Defense (4.5%)
Boeing Co.	65,397	4,492
Precision Castparts	92,821	15,292
Raytheon Co.	85,065	3,876
United Technologies	83,178	6,372
	30,032
Auto Components (0.8%)
BorgWarner, Inc. *	78,127	5,150

Beverages (4.7%)
Coca-Cola	363,751	24,455
PepsiCo, Inc.	100,083	6,405
	30,860
Biotechnology (1.0%)
Biogen Idec *	57,762	6,640

Chemicals (3.3%)
Monsanto Co.	217,889	16,004
Sigma-Aldrich	95,835	6,211
	22,215
Commercial Banks (0.8%)
Comerica Inc.	204,529	5,158

Commercial Services & Supplies (1.5%)
Republic Services	239,387	6,571
Stericycle, Inc. *	40,283	3,264
	9,835
Communications Equipment (2.4%)
Juniper Networks *	258,273	5,866
QUALCOMM Inc.	189,058	10,360
	16,226
Computers & Peripherals (9.0%)
Apple Inc. *	136,922	52,332
EMC Corp. *	335,121	7,711
	60,043
Consumer Finance (1.0%)
American Express	141,543	6,800

Electric Utilities (1.1%)
American Electric Power	180,319	7,155

Energy Equipment & Services (4.0%)
National Oilwell Varco	135,616	9,724
Schlumberger Ltd.	223,619	16,845
	26,569
Food & Staples Retailing (3.7%)
Kroger Co.	425,231	9,857
Wal-Mart Stores	249,031	14,668
	24,525
Food Products (2.9%)
Mead Johnson Nutrition	132,401	9,978
Tyson Foods Class A	460,591	9,276
	19,254
Health Care Equipment & Supplies (1.0%)
Covidien PLC	145,762	6,640

Health Care Providers & Services (2.4%)
Express Scripts *	159,725	7,292
UnitedHealth Group	171,278	8,353
		15,645
Health Care Technology (0.5%)
Cerner Corp. *	55,618	3,392

Hotels, Restaurants & Leisure (7.9%)
Las Vegas Sands *	223,018	10,417
McDonald's Corp.	129,387	12,359
Starbucks Corp.	265,003	11,522
Starwood Hotels & Resorts Worldwide	209,953	10,011
Yum! Brands	144,255	8,084
		52,393
Household Products (3.4%)
Kimberly-Clark	134,511	9,613
Procter & Gamble	198,401	12,811
		22,424
Industrial Conglomerates (2.9%)
3M Co.	69,616	5,642
Danaher Corp.	129,287	6,255
Tyco International	154,702	7,419
		19,316
Industrial Gases (1.0%)
Praxair, Inc.	67,406	6,875

Internet & Catalog Retail (1.6%)
Amazon.com *	25,315	4,868
Netflix Inc. *	92,319	5,957
		10,825
Internet Software & Services (4.5%)
Google Inc. Class A *	50,290	30,143

IT Services (0.8%)
VeriFone Systems *	121,050	5,308

Life Science Tools & Services (2.7%)
Illumina, Inc. *	225,524	6,274
Waters Corp. *	148,072	11,846
		18,120
Media (1.1%)
Time Warner	202,620	7,055

Multiline Retail (2.6%)
Family Dollar Stores	134,214	7,975
Kohl's Corp.	169,469	9,117
		17,092
Oil, Gas & Consumable Fuels (3.1%)
BG Group PLC ADR	57,963	6,211
EOG Resources	79,159	8,212
Range Resources	88,904	6,375
		20,798
Personal Products (1.4%)
Estee Lauder	80,867	9,541

Pharmaceuticals (3.5%)
Allergan, Inc.	107,086	8,965
Johnson & Johnson	216,985	14,044
		23,009
Road & Rail (1.7%)
Union Pacific	107,588	11,126

Semiconductors & Semiconductor Equipment (1.8%)
ASML Holding ADR	113,013	4,467
Intel Corp.	312,117	7,775
		12,242
Software (7.9%)
Citrix Systems *	164,246	11,725
Microsoft Corp.	640,608	16,387
Oracle Corp.	772,507	24,218
		52,330
Specialty Retail (0.9%)
Abercrombie & Fitch Class A	126,776	6,074

Textiles, Apparel & Luxury Goods (2.5%)
Coach, Inc.	123,260	7,715
V.F. Corp.	66,100	9,167
		16,882
Tobacco (1.0%)
Lorillard, Inc.	57,662	6,436

Total Common Stocks (Cost $603,250)		644,128

Short-Term Investments (2.0%)
State Street Instltutional Liquid Reserves Fund Institutional Class (Cost $13,197)	13,196,690	13,197

Total Investments## (98.9%) (Cost $616,447)		657,325

Cash, receivables and other assets, less liabilities (1.1%)		7,120

Total Net Assets (100.0%)		$ 664,445

See Notes to Schedule of Investments

NOVEMBER 30, 2011

Schedule of Investments Mid Cap Growth Fund
(Unaudited)

	Number of Shares	Value† ($000's)z

Common Stocks (97.1%)

Aerospace & Defense (2.9%)
BE Aerospace *	130,000	5,064
HEICO Corp.	81,500	4,836
Precision Castparts	37,500	6,178
		16,078
Auto Components (1.9%)
BorgWarner, Inc. *	70,500	4,648
Gentex Corp.	207,500	6,117
		10,765
Beverages (0.6%)
Beam, Inc.	60,000	3,151

Biotechnology (2.0%)
Alexion Pharmaceuticals *	165,000	11,329

Building Products (0.4%)
Fortune Brands Home & Security *	150,000	2,502

Capital Markets (1.2%)
Affiliated Managers Group *	70,000	6,620

Chemicals (2.5%)
Airgas, Inc.	110,000	8,465
Ashland Inc.	50,000	2,781
Sigma-Aldrich	44,500	2,884
		14,130
Commercial Services & Supplies (1.8%)
Stericycle, Inc. *	122,000	9,884

Communications Equipment (1.1%)
Acme Packet *	75,000	2,507
F5 Networks *	32,500	3,674
		6,181
Diversified Financial Services (1.6%)
IntercontinentalExchange Inc. *	49,000	5,964
MSCI Inc. Class A *	87,500	2,953
		8,917
Electrical Equipment (4.4%)
AMETEK, Inc.	154,000	6,597
Polypore International *	90,000	4,415
Roper Industries	86,000	7,326
Sensata Technologies Holding *	190,000	5,938
		24,276
Electronic Equipment, Instruments & Components (2.9%)
National Instruments	185,000	4,866
Trimble Navigation *	200,000	8,616
Universal Display *	70,000	2,727
		16,209
Energy Equipment & Services (4.8%)
CARBO Ceramics	72,500	10,318
Core Laboratories	70,000	8,124
Oil States International *	110,000	8,277
		26,719
Food & Staples Retailing (0.8%)
Whole Foods Market	62,500	4,256

Food Products (1.3%)
Diamond Foods	50,000	1,387
Mead Johnson Nutrition	80,000	6,029
		7,416
Health Care Equipment & Supplies (3.3%)
Edwards Lifesciences *	41,500	2,740
Intuitive Surgical *	12,000	5,210
Masimo Corp.	90,000	1,859
NxStage Medical *	220,000	4,308
Volcano Corp. *	165,000	4,071
		18,188
Health Care Providers & Services (3.4%)
Catalyst Health Solutions *	120,000	6,243
DaVita, Inc. *	57,500	4,380
HMS Holdings *	275,000	8,341
		18,964
Health Care Technology (1.8%)
Cerner Corp. *	125,000	7,622
Quality Systems	70,000	2,475
		10,097
Hotels, Restaurants & Leisure (2.8%)
Arcos Dorados Holdings Class A	140,000	3,069
Chipotle Mexican Grill *	14,500	4,663
Starwood Hotels & Resorts Worldwide	60,000	2,861
Wynn Resorts	40,000	4,822
		15,415
Household Products (1.0%)
Church & Dwight	120,000	5,310

Industrial Conglomerates (1.0%)
Danaher Corp.	110,000	5,322

Internet Software & Services (1.1%)
Rackspace Hosting *	138,000	5,986

IT Services (2.8%)
Cognizant Technology Solutions Class A *	92,500	6,230
VeriFone Systems *	207,500	9,099
		15,329
Life Science Tools & Services (0.7%)
Waters Corp. *	51,500	4,120

Machinery (4.0%)
Cummins Inc.	52,500	5,057
Donaldson Co.	97,500	6,664
Joy Global	50,000	4,564
Pall Corp.	110,000	5,994
		22,279
Media (0.8%)
Discovery Communications Class A *	106,500	4,471

Metals & Mining (0.5%)
Agnico-Eagle Mines	62,500	2,805

Multiline Retail (2.8%)
Dollar Tree *	124,800	10,170
Nordstrom, Inc.	121,000	5,479
		15,649
Oil, Gas & Consumable Fuels (6.0%)
Cabot Oil & Gas	81,500	7,220
Concho Resources *	93,000	9,451
Denbury Resources *	205,100	3,466
Oasis Petroleum *	100,000	3,047
QEP Resources	120,000	3,918
SM Energy	80,000	6,359
		33,461
Pharmaceuticals (3.7%)
Medicis Pharmaceutical Class A	75,500	2,465
Perrigo Co.	74,500	7,293
Salix Pharmaceuticals *	105,000	4,635
Watson Pharmaceuticals *	100,000	6,462
		20,855
Professional Services (1.6%)
Nielsen Holdings *	100,000	2,905
Verisk Analytics Class A *	155,000	6,088
		8,993
Real Estate Management & Development (1.1%)
Jones Lang LaSalle	95,000	6,120

Road & Rail (1.1%)
J.B. Hunt Transport Services	135,000	6,172

Semiconductors & Semiconductor Equipment (2.8%)
Avago Technologies	226,500	6,777
Cavium Inc. *	160,000	5,222
Microchip Technology	100,000	3,491
		15,490
Software (10.5%)
ANSYS, Inc. *	122,400	7,585
Ariba, Inc. *	120,000	3,642
Check Point Software Technologies *	97,500	5,396
Citrix Systems *	82,500	5,890
Electronic Arts *	115,000	2,667
Informatica Corp. *	187,500	8,429
MICROS Systems *	97,000	4,575
QLIK Technologies *	187,500	5,132
Red Hat *	80,000	4,006
Salesforce.com, Inc. *	37,000	4,382
Solera Holdings	84,000	3,975
SuccessFactors, Inc. *	120,000	3,072
		58,751
Specialty Retail (6.7%)
Bed Bath & Beyond *	110,000	6,656
Dick's Sporting Goods *	144,000	5,661
DSW Inc. Class A	100,000	4,500
O'Reilly Automotive *	93,000	7,183
Ross Stores	97,500	8,686
Tractor Supply	67,500	4,876
		37,562
Textiles, Apparel & Luxury Goods (2.0%)
Coach, Inc.	94,000	5,883
PVH Corp.	77,000	5,228
	11,111
Trading Companies & Distributors (2.8%)
Fastenal Co.	250,000	10,413
MSC Industrial Direct Class A	74,500	5,180
	15,593
Wireless Telecommunication Services (2.6%)
American Tower Class A *	104,400	6,160
SBA Communications Class A *	201,500	8,239
		14,399
Total Common Stocks
(Cost $384,827)		540,875

Short-Term Investments (4.3%)

State Street Institutional Liquid Reserves Fund Institutional Class (Cost $23,898)	23,898,425	23,898

Total Investments## (101.4%)
(Cost $408,725)		564,773

Liabilities, less cash, receivables and other assets [(1.4%)]		(7,597)

Total Net Assets (100.0%)		$ 557,176

See Notes to Schedule of Investments

NOVEMBER 30, 2011

Schedule of Investments Multi-Cap Opportunities Fund
(Unaudited)

	Number of Shares	Value† ($000's)z
Common Stocks (99.5%)

Aerospace & Defense (3.4%)
Boeing Co.	62,000	4,259

Beverages (1.1%)
PepsiCo, Inc.	22,000	1,408

Capital Markets (2.8%)
Goldman Sachs Group	36,000	3,451

Chemicals (3.8%)
Ecolab Inc.	50,000	2,851
Methanex Corp.	80,000	1,956
		4,807
Commercial Services & Supplies (3.0%)
Covanta Holding	250,000	3,733

Communications Equipment (0.9%)
MRV Communications	1,325,000	1,106

Containers & Packaging (3.1%)
Sealed Air	220,000	3,876

Diversified Financial Services (3.2%)
J.P. Morgan Chase	130,000	4,026

Electrical Equipment (5.6%)
ABB Ltd. ADR *	204,000	3,870
Rockwell Automation	42,000	3,151
		7,021
Energy Equipment & Services (5.7%)
McDermott International *	290,000	3,280
Schlumberger Ltd.	51,000	3,842
		7,122
Food Products (6.2%)
ConAgra Foods	170,000	4,294
Kraft Foods	94,000	3,398
		7,692
Gas Utilities (2.5%)
National Fuel Gas	55,000	3,187

Health Care Providers & Services (6.2%)
HCA Holdings *	165,000	4,022
Henry Schein *	58,000	3,732
		7,754
Hotels, Restaurants & Leisure (6.5%)
Darden Restaurants	75,000	3,578
Great Wolf Resorts *	668,000	1,663
McDonald's Corp.	30,000	2,866
		8,107
Industrial Conglomerates (3.2%)
3M Co.	50,000	4,052

Internet Software & Services (2.6%)
eBay Inc. *	110,000	3,255

Leisure Equipment & Products (3.3%)
Mattel Inc.	145,000	4,177

Life Science Tools & Services (3.1%)
Thermo Fisher Scientific *	82,000	3,875

Media (6.1%)
News Corp. Class A	220,000	3,837
Omnicom Group	88,000	3,799
		7,636
Office Electronics (3.3%)
Xerox Corp.	500,000	4,075

Oil, Gas & Consumable Fuels (6.1%)
Cenovus Energy	130,000	4,341
Range Resources	46,000	3,298
		7,639
Pharmaceuticals (3.4%)
Pfizer Inc.	210,000	4,215

Professional Services (2.8%)
Nielsen Holdings *	120,000	3,486

Software (5.7%)
Activision Blizzard	320,000	3,974
Microsoft Corp.	125,000	3,198
		7,172
Specialty Retail (2.9%)
Bed Bath & Beyond *	60,000	3,631

Textiles, Apparel & Luxury Goods (3.0%)
Carter's, Inc. *	95,000	3,778

Total Common Stocks
(Cost $122,371)		124,540

Short-Term Investments (2.6%)
State Street Institutional Liquid Reserves Fund Institutional Class (Cost $3,185)	3,185,014	3,185

Total Investments## (102.1%)
(Cost $125,556)		127,725

Liabilities, less cash, receivables and other assets [(2.1%)]		(2,596)

Total Net Assets (100.0%)		$ 125,129

See Notes to Schedule of Investments

NOVEMBER 30, 2011 Schedule of Investments Partners Fund (Unaudited)

	Number of Shares	Value† ($000's)z
Common Stocks (96.3%)

Aerospace & Defense (3.2%)
Boeing Co.	605,000	41,558
Textron Inc.	1,106,300	21,495
		63,053
Air Freight & Logistics (1.0%)
FedEx Corp.	230,411	19,143

Auto Components (1.4%)
Lear Corp.	684,630	28,707

Automobiles (0.6%)
General Motors *	573,030	12,200

Beverages (1.2%)
Coca-Cola	346,400	23,289

Biotechnology (0.8%)
Amgen Inc.	284,800	16,493

Building Products (1.7%)
Owens Corning *	1,208,630	34,688

Capital Markets (3.7%)
Goldman Sachs Group	215,600	20,667
Invesco Ltd.	1,532,200	31,027
State Street	561,200	22,252
		73,946
Commercial Banks (4.6%)
Fifth Third Bancorp	2,224,700	26,897
SunTrust Banks	1,067,100	19,346
Wells Fargo	1,757,900	45,459
		91,702
Computers & Peripherals (1.3%)
Hewlett-Packard	940,220	26,279

Construction & Engineering (0.7%)
Chicago Bridge & Iron	334,393	13,827

Consumer Finance (1.9%)
American Express	638,400	30,669
Capital One Financial	179,900	8,034
		38,703
Diversified Financial Services (6.9%)
Bank of America	4,082,000	22,206
Citigroup Inc.	1,097,623	30,163
J.P. Morgan Chase	1,149,900	35,612
Moody's Corp.	1,442,874	50,082
		138,063
Diversified Telecommunication Services (2.1%)
Koninklijke KPN NV ADR	1,243,500	15,195
Telefonica SA ADR	1,450,870	27,204
		42,399
Electric Utilities (1.0%)
American Electric Power	127,300	5,051
NV Energy	915,274	14,041
		19,092
Electrical Equipment (1.2%)
ABB Ltd. ADR *	1,239,500	23,513

Electronic Equipment, Instruments & Components (1.6%)
Avnet, Inc. *	1,048,257	31,228

Energy Equipment & Services (4.0%)
Halliburton Co.	777,209	28,601
National Oilwell Varco	479,848	34,405
Weatherford International *	1,080,900	16,387
		79,393
Food & Staples Retailing (1.3%)
CVS Caremark	667,100	25,910

Health Care Equipment & Supplies (2.9%)
Covidien PLC	649,700	29,594
Zimmer Holdings *	547,400	27,671
		57,265
Health Care Providers & Services (4.7%)
Aetna Inc.	692,300	28,952
Medco Health Solutions *	587,000	33,265
WellPoint Inc.	460,900	32,517
		94,734
Household Durables (1.4%)
NVR, Inc. *	27,876	18,673
Whirlpool Corp.	195,941	9,613
		28,286
Household Products (1.2%)
Energizer Holdings *	320,000	23,130

Insurance (4.1%)
Berkshire Hathaway Class B *	593,800	46,768
Lincoln National	852,324	17,200
MetLife, Inc.	593,942	18,697
		82,665
IT Services (3.0%)
Lender Processing Services	1,562,207	29,619
Visa Inc. Class A	316,200	30,662
		60,281
Machinery (3.8%)
Deere & Co.	247,200	19,591
Eaton Corp.	552,900	24,831
Joy Global	209,317	19,106
Terex Corp. *	767,877	11,848
		75,376
Media (2.2%)
Cablevision Systems Class A	963,000	14,445
McGraw-Hill Cos.	673,700	28,767
		43,212
Metals & Mining (4.0%)
Cliffs Natural Resources	290,900	19,726
Freeport-McMoRan Copper & Gold	500,100	19,804
Teck Resources Class B	530,600	19,361
Walter Energy	42,500	3,047
Xstrata PLC	1,087,400	17,457
		79,395
Multi-Utilities (3.2%)
CenterPoint Energy	1,454,291	28,940
National Grid ADR	256,331	12,668
PG&E Corp.	553,700	21,506
		63,114
Multiline Retail (2.7%)
J.C. Penney	724,247	23,205
Macy's, Inc.	957,300	30,949
		54,154
Oil, Gas & Consumable Fuels (10.5%)
Anadarko Petroleum	296,000	24,056
Apache Corp.	253,354	25,193
Canadian Natural Resources	829,185	30,962
Cenovus Energy	890,057	29,719
El Paso Corp.	843,366	21,093
EOG Resources	379,000	39,317
Occidental Petroleum	272,200	26,921
Southwestern Energy *	316,105	12,028
		209,289
Personal Products (0.8%)
Avon Products	924,647	15,719

Pharmaceuticals (4.3%)
Pfizer Inc.	848,225	17,024
Shire PLC ADR	506,098	51,278
Warner Chilcott Class A *	1,076,000	16,914
		85,216
Semiconductors & Semiconductor Equipment (3.4%)
Intel Corp.	682,000	16,989
Lam Research *	267,942	10,924
NXP Semiconductors *	1,361,911	23,016
ON Semiconductor *	2,306,046	17,364
		68,293
Software (1.4%)
Check Point Software Technologies *	262,973	14,553
Oracle Corp.	456,300	14,305
		28,858
Specialty Retail (2.5%)
Best Buy	883,828	23,943
Lowe's Cos.	1,085,900	26,072
		50,015
Total Common Stocks (Cost $1,726,299)		1,920,630

Short-Term Investments (2.5%)
State Street Institutional Liquid Reserves Fund Institutional Class (Cost $50,381)	50,381,252	50,381

Total Investments## (98.8%) (Cost $1,776,680)		1,971,011

Cash, receivables and other assets, less liabilities (1.2%)		24,331

Total Net Assets (100.0%)		$ 1,995,342

See Notes to Schedule of Investments

NOVEMBER 30, 2011

Schedule of Investments Real Estate Fund
(Unaudited)

	Number of Shares	Value† ($000's)z

Common Stocks (98.1%)

Apartments (16.8%)
AvalonBay Communities	103,332	12,901
BRE Properties	161,500	7,859
Camden Property Trust	176,900	10,212
Equity Residential	273,250	15,081
Essex Property Trust	64,500	8,569
UDR, Inc.	377,500	8,871
		63,493
Diversified (7.9%)
American Assets Trust	209,223	4,318
Digital Realty Trust	128,770	8,177
DuPont Fabros Technology	330,384	7,443
Vornado Realty Trust	134,823	10,038
		29,976
Health Care (11.0%)
HCP, Inc.	430,100	16,623
Health Care REIT	141,240	7,086
Ventas, Inc.	341,830	18,035
		41,744
Hotels, Restaurants & Leisure (2.3%)
Starwood Hotels & Resorts Worldwide	183,400	8,744

Household Durables (0.5%)
Brookfield Residential Properties *	257,674	1,956

Industrial (4.2%)
EastGroup Properties	124,100	5,283
ProLogis, Inc.	376,858	10,484
		15,767
Lodging (3.0%)
Host Hotels & Resorts	568,043	8,038
Strategic Hotel & Resorts *	668,900	3,358
		11,396
Mixed (1.3%)
PS Business Parks	93,200	4,912

Office (11.7%)
Alexandria Real Estate Equities	86,850	5,694
Boston Properties	234,100	22,328
Hudson Pacific Properties	330,843	4,248
Kilroy Realty	142,612	5,147
SL Green Realty	103,900	6,841
		44,258
Real Estate Management & Development (2.7%)
Brookfield Asset Management Class A	183,177	5,081
Brookfield Office Properties	340,715	5,019
		10,100
Regional Malls (17.3%)
General Growth Properties	448,398	6,314
Macerich Co.	191,200	9,579
Simon Property Group	280,748	34,908
Taubman Centers	97,660	6,087
Westfield Group	965,300	8,337
		65,225
Self Storage (6.9%)
Public Storage	154,600	20,392
Sovran Self Storage	137,300	5,717
		26,109
Shopping Centers (8.8%)
DDR Corp.	503,010	5,880
Federal Realty Investment Trust	102,300	9,046
Regency Centers	128,440	4,773
Tanger Factory Outlet Centers	285,900	8,105
Urstadt Biddle Properties	325,100	5,485
		33,289
Timber (3.7%)
Rayonier Inc.	231,800	9,420
Weyerhaeuser Co.	269,600	4,527
		13,947
Total Common Stocks
(Cost $339,727)		370,916

Short-Term Investments (1.7%)
State Street Institutional Liquid Reserves Fund Institutional Class (Cost $6,422)	6,421,888	6,422

Total Investments## (99.8%)
(Cost $346,149)		377,338

Cash, receivables and other assets, less liabilities (0.2%)		813

Total Net Assets (100.0%)		$ 378,151

See Notes to Schedule of Investments

NOVEMBER 30, 2011

Schedule of Investments Regency Fund
(Unaudited)

	Number of Shares	Value† ($000's)z

Common Stocks (96.3%)

Aerospace & Defense (2.2%)
Embraer SA ADR	40,900	1,044
Spirit Aerosystems Holdings Class A *	29,300	571
		1,615
Auto Components (1.5%)
Lear Corp.	25,800	1,082

Automobiles (1.1%)
Harley-Davidson	21,900	805

Beverages (2.0%)
Coca-Cola Enterprises	25,300	661
Dr. Pepper Snapple Group	20,900	763
		1,424
Building Products (2.5%)
Masco Corp.	53,300	511
Owens Corning *	46,100	1,323
		1,834
Capital Markets (1.7%)
Invesco Ltd.	61,900	1,253

Chemicals (1.2%)
Solutia Inc. *	52,700	839

Commercial Banks (7.4%)
Fifth Third Bancorp	112,500	1,360
First Horizon National	48,920	377
Huntington Bancshares	154,500	811
KeyCorp	29,600	216
Regions Financial	141,000	579
SunTrust Banks	53,200	965
Synovus Financial	213,400	318
Zions Bancorp	49,500	796
		5,422
Construction & Engineering (1.4%)
Chicago Bridge & Iron	23,700	980

Diversified Financial Services (2.9%)
Moody's Corp.	61,500	2,135

Electric Utilities (2.9%)
Great Plains Energy	35,200	740
NV Energy	90,800	1,393
		2,133
Electronic Equipment, Instruments & Components (3.4%)
Anixter International *	16,900	1,038
Avnet, Inc. *	49,300	1,468
		2,506
Energy Equipment & Services (3.7%)
Complete Production Services *	12,700	443
Ensco PLC ADR	13,400	697
National Oilwell Varco	10,700	767
Noble Corp. *	8,600	297
Oceaneering International	10,600	504
		2,708
Food Products (0.3%)
J.M. Smucker	2,800	213

Gas Utilities (1.1%)
Questar Corp.	42,500	820

Health Care Providers & Services (7.7%)
Aetna Inc.	21,400	895
AmerisourceBergen Corp.	31,400	1,166
CIGNA Corp.	27,600	1,221
Coventry Health Care *	35,800	1,143
MEDNAX, Inc. *	17,800	1,200
		5,625
Household Durables (3.2%)
Newell Rubbermaid	62,300	953
NVR, Inc. *	1,300	871
Whirlpool Corp.	10,800	530
		2,354
Household Products (1.3%)
Energizer Holdings *	13,100	947

Insurance (9.3%)
Assurant, Inc.	38,900	1,526
Lincoln National	62,900	1,269
PartnerRe Ltd.	10,400	684
Principal Financial Group	44,800	1,081
Progressive Corp.	34,800	656
Reinsurance Group of America	8,300	428
W.R. Berkley	33,400	1,139
		6,783
IT Services (1.6%)
Lender Processing Services	60,800	1,153

Machinery (4.5%)
AGCO Corp. *	21,100	965
Eaton Corp.	20,700	930
Terex Corp. *	28,700	443
WABCO Holdings *	20,500	964
		3,302
Media (2.5%)
Cablevision Systems Class A	34,700	521
McGraw-Hill Cos.	30,500	1,302
		1,823
Metals & Mining (2.4%)
Cliffs Natural Resources	13,800	936
Teck Resources Class B	22,500	821
		1,757
Multi-Utilities (6.8%)
Alliant Energy	29,000	1,224
CenterPoint Energy	62,300	1,240
CMS Energy	54,400	1,138
DTE Energy	7,800	411
NiSource Inc.	12,200	279
OGE Energy	12,800	678
		4,970
Multiline Retail (3.2%)
J.C. Penney	30,900	990
Macy's, Inc.	41,500	1,342
		2,332
Oil, Gas & Consumable Fuels (5.4%)
Denbury Resources *	69,100	1,168
Newfield Exploration *	13,000	595
Noble Energy	11,300	1,112
Whiting Petroleum *	6,300	293
World Fuel Services	17,700	759
		3,927
Pharmaceuticals (3.0%)
Shire PLC ADR	14,300	1,449
Warner Chilcott Class A *	44,900	706
		2,155
Real Estate Investment Trusts (4.7%)
Alexandria Real Estate Equities	9,100	597
Annaly Capital Management	39,800	639
Boston Properties	6,900	658
Macerich Co.	16,588	831
Vornado Realty Trust	9,495	707
		3,432
Semiconductors & Semiconductor Equipment (3.3%)
Lam Research *	17,300	705
NXP Semiconductors *	45,000	760
ON Semiconductor *	128,900	971
		2,436
Specialty Retail (2.1%)
Chico's FAS	56,600	589
Limited Brands	21,900	927
		1,516
Total Common Stocks		70,281
(Cost $63,656)

Short-Term Investments (2.9%)
State Street Institutional Liquid Reserves Fund Institutional Class (Cost $2,081)	2,081,131	2,081

Total Investments## (99.2%)
(Cost $65,737)		72,362

Cash, receivables and other assets, less liabilities (0.8%)		592

Total Net Assets (100.0%)		$ 72,954

See Notes to Schedule of Investments

NOVEMBER 30, 2011

Schedule of Investments Select Equities Fund
(Unaudited)

	Number of Shares	Value† ($000's)z

Common Stocks (65.8%)

Air Freight & Logistics (6.7%)
C.H. Robinson Worldwide	40,249	2,758
United Parcel Service Class B	26,706	1,916
		4,674
Auto Components (3.0%)
BorgWarner, Inc. *	31,376	2,068

Capital Markets (2.8%)
BlackRock, Inc.	11,512	1,981

Chemicals (5.9%)
Monsanto Co.	30,732	2,257
Potash Corp. of Saskatchewan	42,034	1,822
		4,079
Electric Utilities (4.9%)
NextEra Energy	62,248	3,451

Industrial Gases (4.4%)
Praxair, Inc.	29,861	3,046

Internet Software & Services (4.7%)
eBay Inc. *	110,887	3,281

IT Services (7.2%)
IBM	11,149	2,096
Visa Inc. Class A	30,200	2,929
		5,025
Life Science Tools & Services (1.5%)
Thermo Fisher Scientific *	22,000	1,039

Media (4.8%)
Discovery Communications Class C *	87,637	3,316

Oil, Gas & Consumable Fuels (7.2%)
El Paso Corp.	199,314	4,985

Professional Services (5.1%)
Nielsen Holdings *	122,000	3,544

Wireless Telecommunication Services (7.6%)
American Tower Class A *	90,016	5,311

Total Common Stocks
(Cost $40,388)		45,800

Short-Term Investments (34.0%)
State Street Institutional Treasury Money Market Fund Institutional Class (Cost $23,643)	23,643,006	23,643

Total Investments## (99.8%)
(Cost $64,031)		69,443

Cash, receivables and other assets, less liabilities (0.2%)		141

Total Net Assets (100.0%)		$ 69,584

See Notes to Schedule of Investments

NOVEMBER 30, 2011

Schedule of Investments Small Cap Growth Fund
(Unaudited)

	Number of Shares	Value† ($000's)z
Common Stocks (98.7%)

Aerospace & Defense (4.4%)
HEICO Corp.	62,295	3,697
Triumph Group	30,500	1,814
		5,511
Air Freight & Logistics (1.1%)
Hub Group Class A *	44,300	1,319

Biotechnology (2.9%)
Cepheid, Inc. *	29,000	995
Cubist Pharmaceuticals *	41,200	1,589
Onyx Pharmaceuticals *	22,400	988
		3,572
Building Products (1.0%)
Fortune Brands Home & Security *	75,600	1,261

Commercial Banks (1.1%)
Texas Capital Bancshares *	46,000	1,328

Commercial Services & Supplies (1.7%)
Clean Harbors *	34,600	2,075

Communications Equipment (1.1%)
Aruba Networks *	66,000	1,393

Consumer Finance (1.2%)
First Cash Financial Services *	40,056	1,454

Containers & Packaging (1.4%)
Silgan Holdings	45,200	1,760

Diversified Consumer Services (1.5%)
Steiner Leisure *	40,500	1,903

Electrical Equipment (1.5%)
Regal-Beloit	34,700	1,827

Energy Equipment & Services (2.9%)
Dril-Quip Inc. *	15,300	1,088
Hornbeck Offshore Services *	44,300	1,495
Lufkin Industries	15,200	1,065
		3,648
Food & Staples Retailing (1.3%)
PriceSmart, Inc.	23,800	1,615

Health Care Equipment & Supplies (2.4%)
Neogen Corporation *	49,400	1,740
Zoll Medical *	27,700	1,275
		3,015
Health Care Providers & Services (6.4%)
Air Methods *	23,200	1,873
Centene Corp. *	34,200	1,324
HMS Holdings *	71,400	2,166
U.S. Physical Therapy	72,200	1,420
WellCare Health Plans *	19,200	1,122
		7,905
Health Care Technology (1.6%)
SXC Health Solutions *	34,600	2,035

Hotels, Restaurants & Leisure (6.2%)
Buffalo Wild Wings *	25,600	1,651
Orient-Express Hotels Class A *	481,253	3,460
Peet's Coffee & Tea *	22,417	1,303
Pinnacle Entertainment *	120,000	1,268
		7,682
Internet Software & Services (4.3%)
Keynote Systems	74,540	1,367
LivePerson, Inc. *	152,800	1,922
Rackspace Hosting *	45,900	1,991
		5,280
IT Services (5.9%)
Cardtronics, Inc. *	23,232	632
Echo Global Logistics *	115,700	1,819
Heartland Payment Systems	94,900	2,140
ServiceSource International *	98,000	1,307
VeriFone Systems *	30,900	1,355
		7,253
Machinery (2.6%)
Actuant Corp. Class A	100,500	2,304
CLARCOR Inc.	18,200	881
		3,185
Metals & Mining (1.6%)
Carpenter Technology	35,700	1,933

Oil, Gas & Consumable Fuels (8.5%)
Carrizo Oil & Gas *	71,400	2,032
Northern Oil and Gas *	79,200	1,939
Oasis Petroleum *	62,200	1,895
Rex Energy *	54,300	877
Rosetta Resources *	36,800	2,000
World Fuel Services	41,000	1,758
		10,501
Personal Products (2.9%)
Elizabeth Arden *	60,700	2,294
Nu Skin Asia Pacific	27,200	1,299
		3,593
Pharmaceuticals (4.0%)
Akorn, Inc. *	198,900	2,140
Questcor Pharmaceuticals *	26,100	1,173
Salix Pharmaceuticals *	37,900	1,673
		4,986
Professional Services (1.7%)
CoStar Group *	30,875	2,054

Real Estate Management & Development (1.4%)
Jones Lang LaSalle	26,500	1,707

Road & Rail (1.5%)
Old Dominion Freight Line *	49,014	1,902

Semiconductors & Semiconductor Equipment (3.2%)
Cavium Inc. *	60,000	1,958
Mellanox Technologies *	57,200	2,003
		3,961
Software (10.6%)
Ariba, Inc. *	40,100	1,217
BroadSoft Inc. *	49,300	1,729
Concur Technologies *	20,300	959
QLIK Technologies *	48,100	1,316
SuccessFactors, Inc. *	91,700	2,348
TIBCO Software *	52,000	1,425
Ultimate Software Group *	61,900	4,105
		13,099
Specialty Retail (7.9%)
DSW Inc. Class A	27,300	1,228
Hibbett Sports *	51,100	2,326
Sally Beauty Holdings *	68,100	1,369
Tractor Supply	28,800	2,080
Ulta Salon, Cosmetics & Fragrance *	20,800	1,448
Vitamin Shoppe *	37,900	1,395
	9,846
Textiles, Apparel & Luxury Goods (1.4%)
Deckers Outdoor *	16,200	1,765

Trading Companies & Distributors (1.5%)
MSC Industrial Direct Class A	26,400	1,836

Total Common Stocks
(Cost $112,685)		122,204

Short-Term Investments (2.1%)
State Street Institutional Liquid Reserves Fund Institutional Class (Cost $2,565)	2,564,520	2,565

Total Investments## (100.8%)
(Cost $115,250)		124,769

Liabilities, less cash, receivables and other assets [(0.8%)]		(988)

Total Net Assets (100.0%)		$ 123,781

See Notes to Schedule of Investments

NOVEMBER 30, 2011 Schedule of Investments Socially Responsive Fund (Unaudited)

	Number of Shares	Value† ($000's)z
Common Stocks (95.9%)

Capital Markets (6.8%)
BlackRock, Inc.	306,770	52,777
Charles Schwab	5,195,759	62,141
	114,918
Chemicals (3.2%)
Ecolab Inc.	939,600	53,576

Commercial Services & Supplies (2.0%)
Herman Miller	1,523,075	32,883

Electronic Equipment, Instruments & Components (5.2%)
Anixter International *	699,505	42,956
National Instruments	1,669,645	43,912
		86,868
Food Products (6.6%)
J.M. Smucker	342,300	26,008
McCormick & Company	1,090,550	53,110
Unilever NV	962,400	32,827
		111,945
Health Care Equipment & Supplies (5.5%)
Becton, Dickinson & Co.	624,265	46,058
Covidien PLC	1,029,500	46,894
		92,952
Household Products (3.8%)
Procter & Gamble	1,004,575	64,865

Industrial Conglomerates (7.8%)
3M Co.	631,335	51,163
Danaher Corp.	1,652,685	79,957
		131,120
Industrial Gases (2.0%)
Praxair, Inc.	331,000	33,762

Insurance (3.9%)
Progressive Corp.	3,507,190	66,146

Internet Software & Services (4.3%)
Google Inc. Class A *	120,515	72,236

IT Services (2.5%)
MasterCard, Inc. Class A	111,420	41,732

Media (5.4%)
Comcast Corp. Class A Special	1,472,125	32,917
Scripps Networks Interactive Class A	1,467,615	58,440
		91,357
Multiline Retail (2.8%)
Target Corp.	910,490	47,983

Oil, Gas & Consumable Fuels (14.7%)
BG Group	3,320,819	71,228
Cimarex Energy	794,179	53,274
Newfield Exploration *	1,768,500	80,997
Noble Energy	425,790	41,893
		247,392
Pharmaceuticals (6.4%)
Hospira, Inc. *	1,133,000	31,939
Novo Nordisk A/S Class B	269,148	30,554
Roche Holding	283,448	45,089
		107,582
Professional Services (1.2%)
ICF International *	751,570	19,496

Road & Rail (1.6%)
Canadian National Railway	348,625	27,039

Semiconductors & Semiconductor Equipment (7.3%)
Altera Corp.	1,405,636	52,951
Texas Instruments	2,328,680	70,093
		123,044
Specialty Chemicals (0.9%)
Novozymes A/S	493,500	15,828

Trading Companies & Distributors (2.0%)
W.W. Grainger	182,175	34,049

Total Common Stocks (Cost $1,417,091)		1,616,773

Short-Term Investments (3.3%)
State Street Institutional Treasury Money Market Fund Institutional Class (Cost $55,128)	55,128,051	55,128

	Principal Amount
Certificates of Deposit (0.0%)
Carver Federal Savings, 0.35%, due 12/26/11	$100,000	100
Self Help Credit Union, 0.75%, due 02/16/12	250,000	250
Self Help Credit Union, 0.75%, due 01/29/12	250,000	250

Total Certificates of Deposit# (Cost $600)		600

Total Investments## (99.2%) (Cost $1,472,819)		1,672,501

Cash, receivables and other assets, less liabilities (0.8%)		14,209

Total Net Assets (100.0%)		$ 1,686,710

See Notes to Schedule of Investments

November 30, 2011 (Unaudited)

Notes to Schedule of Investments
†
In accordance with Accounting Standards Codification (“ASC”) 820 “Fair Value Measurements and Disclosures” (“ASC 820”), all investments held by each of Neuberger Berman Emerging Markets Equity Fund (“Emerging Markets Equity”), Neuberger Berman Equity Income Fund (“Equity Income”), Neuberger Berman Focus Fund (“Focus”), Neuberger Berman Genesis Fund (“Genesis”), Neuberger Berman Global Equity Fund (“Global Equity”), Neuberger Berman Global Thematic Opportunities Fund (“Global Thematic Opportunities”), Neuberger Berman Guardian Fund (“Guardian”), Neuberger Berman International Fund (“International”), Neuberger Berman International Institutional Fund (“International Institutional”), Neuberger Berman International Large Cap Fund (“International Large Cap”), Neuberger Berman Intrinsic Value Fund (“Intrinsic Value”), Neuberger Berman Large Cap Disciplined Growth Fund (“Large Cap Disciplined Growth”), Neuberger Berman Large Cap Value Fund (“Large Cap Value”),  Neuberger Berman Mid Cap Growth Fund (“Mid Cap Growth”), Neuberger Berman Multi-Cap Opportunities Fund (“Multi-Cap Opportunities”), Neuberger Berman Partners Fund (“Partners”), Neuberger Berman Real Estate Fund (“Real Estate”), Neuberger Berman Regency Fund (“Regency”), Neuberger Berman Select Equities Fund (“Select Equities”), Neuberger Berman Small Cap Growth Fund (“Small Cap Growth”), and Neuberger Berman Socially Responsive Fund (“Socially Responsive”) (each individually a “Fund,” and collectively, the “Funds”) are carried at the value that Neuberger Berman Management LLC (“Management”) believes a fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Funds’ investments, some of which are discussed below. Significant management judgment may be necessary to value investments in accordance with ASC 820.

ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

●	Level 1 – quoted prices in active markets for identical investments
●	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)
●	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.

The value of the Funds’ investments in equity securities, exchange traded funds and written option contracts, for which market quotations are readily available, is generally determined by Management by obtaining valuations from an independent pricing service based on the latest sale price quoted on a principal exchange or market for that security (Level 1 inputs). Securities traded primarily on the NASDAQ Stock Market are normally valued by a Fund at the NASDAQ Official Closing Price (“NOCP”) provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern time, unless that price is outside the range of the “inside” bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. If there is no reported sale of a security on a particular day, the independent pricing service may value the security based on reported market quotations.

The value of the Funds’ investments in convertible bonds is determined by Management primarily by obtaining valuations from independent pricing services based on readily available bid quotations, or if quotations are not available, by methods which include various considerations such as yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions (generally Level 2 inputs).

Other Level 2 inputs used by an independent pricing service to value convertible bonds generally include underlying stock data, dealer quotes, conversion premiums, listed bond and preferred stock prices and other market information which may include benchmark curves, trade execution data, and sensitivity analysis, when available.

Management has developed a process to periodically review information provided by independent pricing services for all types of securities.

Certificates of Deposit are valued at amortized cost. Investments in State Street Institutional Liquid Reserves Fund Institutional Class, State Street Institutional Treasury Money Market Fund Institutional Class, and State Street Institutional Treasury Plus Fund Institutional Class are valued using the respective fund’s daily calculated net asset value per share (Level 2 inputs).

If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount a Fund might reasonably expect to receive on a current sale in an orderly transaction, the applicable Fund seeks to obtain quotations from principal market makers (generally considered Level 3 inputs). If such quotations are not readily available, the security is valued using methods the Neuberger Berman Equity Funds’ Board of Trustees (the “Board”) has approved on the belief that they reflect fair value. Numerous factors may be considered when determining the fair value of a security based on Level 2 or 3 inputs, including available analyst, media or other reports, trading in futures or ADRs and whether the issuer of the security being fair valued has other securities outstanding.

The value of the Funds’ investments in foreign securities is generally determined using the same valuation methods and inputs as other Fund investments, as discussed above. Foreign security prices expressed in local currency values are translated from the local currency into U.S. dollars using the exchange rates as of 4:00 p.m., Eastern time. The Board has approved the use of Interactive Data Pricing and Reference Data, Inc. (“Interactive”) to assist in determining the fair value of foreign equity securities when changes in the value of a certain index suggest that the closing prices on the foreign exchanges may no longer represent the amount that a Fund could expect to receive for those securities. In this event, Interactive will provide adjusted prices for certain foreign equity securities using a statistical analysis of historical correlations of multiple factors (Level 2 inputs). In the absence of precise information about the market values of these foreign securities as of the close of the New York Stock Exchange, the Board has determined on the basis of available data that prices adjusted in this way are likely to be closer to the prices a fund could realize on a current sale than are the prices of those securities established at the close of the foreign markets in which the securities primarily trade.

Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or next trades.

The following is a summary, categorized by Level, of inputs used to value the Funds’ investments as of November 30, 2011:
Asset Valuation Inputs (000’s omitted)	Level 1	Level 2	Level 3§§	Total
Emerging Markets Equity
Investments:
Common Stocks
Brazil	10,133	-	-	10,133
Chile	1,386	-	-	1,386
China	2,438	25,740	-	28,178
Colombia	1,575	-	-	1,575
India	-	8,281	-	8,281
Indonesia	-	5,300	-	5,300
Israel	-	1,078	-	1,078
Korea	1,327	13,206	-	14,533
Malaysia	-	3,827	-	3,827
Mexico	5,827	1,059	-	6,886
Nigeria	-	1,023	-	1,023
Philippines	-	2,924	-	2,924
Qatar	-	1,226	-	1,226
Russia	3,382	5,422	-	8,804
South Africa	-	7,233	-	7,233
Taiwan, Province Of China	-	5,851	-	5,851
Thailand	-	2,701	-	2,701
Turkey	-	3,297	-	3,297
United Arab Emirates	-	1,034	-	1,034
United Kingdom	-	2,780	-	2,780
Total Common Stocks	26,068	91,982	-	118,050
Preferred Stocks§	9,581	-	0	9,581
Short-Term Investments	-	8,708	-	8,708
Total Investments	35,649	100,690	0	136,339
Equity Income
Investments:
Common Stocks
Air Freight & Logistics	29,159	-	-	29,159
Beverages	-	25,794	-	25,794
Capital Markets	52,569	-	-	52,569
Diversified Financial Services	-	10,704	-	10,704
Diversified Telecommunication Services	48,318	-	-	48,318
Electric Utilities	95,176	-	-	95,176
Food Products	33,496	-	-	33,496
Gas Utilities	24,885	-	-	24,885
Machinery	2,435	-	-	2,435
Media	33,185	-	-	33,185
Metals & Mining	67,227	-	-	67,227
Multi-Utilities	181,262	-	-	181,262
Oil, Gas & Consumable Fuels	177,150	-	-	177,150
Pharmaceuticals	96,977	-	-	96,977
Real Estate Investment Trusts	200,291	98,612	-	298,903
Road & Rail	19,112	-	-	19,112
Semiconductors & Semiconductor Equipment	29,797	-	-	29,797
Tobacco	39,988	-	-	39,988
Transportation Infrastructure	-	21,044	-	21,044-
Water Utilities	24,353	-	-	24,353
Wireless Telecommunication Services	44,668	18,583	-	63,251
Total Common Stocks	1,200,048	174,737	-	1,374,785
Convertible Preferred Stocks	11,198	-	-	11,198
Convertible Bonds	-	272,570	-	272,570
Short-Term Investments	-	162,127	-	162,127
Total Investments	1,211,246	609,434		1,820,680
Focus
Investments:
Common Stocks§	507,906	-	-	507,906
Short-Term Investments	-	22,076	-	22,076
Total Investments	507,906	22,076	-	529,982
Genesis
Investments:
Common Stocks
Aerospace & Defense	25,868	-	-	25,868
Air Freight & Logistics	56,066	-	-	56,066
Auto Components	86,239	-	-	86,239
Beverages	96,655	-	-	96,655
Capital Markets	44,302	-	-	44,302
Chemicals	460,744	-	-	460,744
Commercial Banks	328,125	-	-	328,125
Commercial Services & Supplies	581,352	-	-	581,352
Construction & Engineering	13,984	-	-	13,984
Containers & Packaging	381,424	-	-	381,424
Distributors	48,800	-	-	48,800
Diversified Consumer Services	147,561	-	-	147,561
Electronic Equipment, Instruments & Components	120,380	-	-	120,380
Energy Equipment & Services	668,163	-	-	668,163
Food & Staples Retailing	190,282	-	-	190,282
Food Products	226,021	-	-	226,021
Gas Utilities	287,103	-	-	287,103
Health Care Equipment & Supplies	626,414	-	-	626,414
Health Care Providers & Services	468,446	-	-	468,446
Health Care Technology	75,486	-	-	75,486
Hotels, Restaurants & Leisure	64,633	-	-	64,633
Household Durables	27,129	-	-	27,129
Household Products	309,746	-	-	309,746
Industrial Conglomerates	107,961	-	-	107,961
Insurance	496,263	-	-	496,263
IT Services	209,951	-	-	209,951
Leisure Equipment & Products	155,871	-	-	155,871
Life Science Tools & Services	146,803	-	-	146,803
Machinery	1,074,014	61,478	-	1,135,492
Metals & Mining	444,431	-	-	444,431
Office Electronics	104,530	-	-	104,530
Oil, Gas & Consumable Fuels	1,218,749	-	-	1,218,749
Professional Services	55,289	-	-	55,289
Road & Rail	17,368	-	-	17,368
Semiconductors & Semiconductor Equipment	130,086	-	-	130,086
Software	678,276	-	-	678,276
Specialty Retail	297,445	-	-	297,445
Thrifts & Mortgage Finance	75,098	-	-	75,098
Trading Companies & Distributors	121,183	-	-	121,183
Water Utilities	80,090	-	-	80,090
Total Common Stocks	10,748,331	61,478	-	10,809,809
Exchange Traded Funds	104,808	-	-	104,808
Short-Term Investments	-	519,982	-	519,982
Total Investments	10,853,139	581,460	-	11,434,599
Global Equity
Investments:
Common Stocks
Australia	-	8	-	8
Belgium	-	11	-	11
Canada	57	-	-	57
Chile	13	-	-	13
China	-	11	-	11
France	-	46	-	46
Germany	-	39	-	39
Japan	-	16	-	16
Korea	-	39	-	39
Netherlands	6	25	-	31
Norway	-	7	-	7
Sweden	-	11	-	11
Switzerland	-	45	-	45
United Kingdom	42	67	-	109
United States	478	-	-	478
Total Common Stocks	596	325	-	921
Short-Term Investments	-	16	-	16
Total Investments	596	341	-	937
Global Thematic Opportunities
Investments:
Common Stocks
Australia	-	688	-	688
Brazil	456	-	-	456
Canada	2,291	-	-	2,291
Chile	585	-	-	585
China	-	2,026	-	2,026
France	623	581	-	1,204
Hong Kong	-	597	-	597
India	-	528	-	528
Indonesia	-	1,145	-	1,145
Japan	625	1,282	-	1,907
Malaysia	-	617	-	617
Netherlands	641	-	-	641
Philippines	-	486	-	486
Poland	-	500	-	500
South Africa	-	634	-	634
Spain	-	464	-	464
Switzerland	568	-	-	568
Thailand	513	-	-	513
United Kingdom	376	-	-	376
United States	10,304	-	-	10,304
Total Common Stocks	16,982	9,548	-	26,530
Short-Term Investments	-	4,707	-	4,707
Total Investments	16,982	14,255	-	31,237
Guardian
Investments:
Common Stocks
Beverages	50,733	-	-	50,733
Capital Markets	76,655	-	-	76,655
Chemicals	35,689	-	-	35,689
Commercial Services & Supplies	29,598	-	-	29,598
Electronic Equipment, Instruments & Components	57,064	-	-	57,064
Energy Equipment & Services	69,344	-	-	69,344
Food Products	32,292	-	-	32,292
Health Care Equipment & Supplies	73,006	-	-	73,006
Household Products	44,035	-	-	44,035
Industrial Conglomerates	88,078	-	-	88,078
Industrial Gases	24,412	-	-	24,412
Insurance	44,380	-	-	44,380
Internet Software & Services	47,978	-	-	47,978
IT Services	27,792	-	-	27,792
Media	61,323	-	-	61,323
Multiline Retail	32,245	-	-	32,245
Oil, Gas, & Consumable Fuels	53,817	47,067	-	100,884
Pharmaceuticals	22,004	30,529	-	52,533
Road & Rail	15,329	-	-	15,329
Semiconductors & Semiconductor Equipment	81,113	-	-	81,113
Trading Companies & Distributors	22,678	-	-	22,678
Total Common Stocks	989,565	77,596	-	1,067,161
Short-Term Investments	-	36,781	-	36,781
Total Investments	989,565	114,377	-	1,103,942
International
Investments:
Common Stocks
Australia	-	4,424	-	4,424
Austria	-	1,384	-	1,384
Belgium	-	4,849	-	4,849
Brazil	883	-	-	883
Canada	28,602	-	-	28,602
Chile	3,130	-	-	3,130
China	2,581	1,322	-	3,903
Denmark	-	8,323	-	8,323
France	-	16,647	-	16,647
Germany	-	18,315	-	18,315
Ireland	-	1,716	-	1,716
Japan	-	32,987	-	32,987
Korea	-	9,665	-	9,665
Netherlands	-	18,298	-	18,298
Norway	-	5,025	-	5,025
Russia	-	1,425	-	1,425
South Africa	-	3,046	-	3,046
Sweden	-	8,362	-	8,362
Switzerland	-	28,938	-	28,938
Turkey	-	1,258	-	1,258
United Kingdom	6,204	49,410	-	55,614
Total Common Stocks	41,400	215,394	-	256,794
Preferred Stocks
Brazil	-	-	11	11
Rights
Belgium	0	-	-	0
Short-Term Investments	-	11,790	-	11,790
Total Investments	41,400	227,184	11	268,595
International Institutional
Investments:
Common Stocks
Australia	-	5,271	-	5,271
Austria	-	1,605	-	1,605
Belgium	-	5,689	-	5,689
Brazil	1,030	-	-	1,030
Canada	33,601	-	-	33,601
Chile	3,676	-	-	3,676
China	3,029	1,551	-	4,580
Denmark	-	9,765	-	9,765
France	-	19,574	-	19,574
Germany	-	21,281	-	21,281
Ireland	-	2,014	-	2,014
Japan	-	38,985	-	38,985
Korea	-	11,388	-	11,388
Netherlands	-	21,507	-	21,507
Norway	-	5,895	-	5,895
Russia	-	1,685	-	1,685
South Africa	-	3,573	-	3,573
Sweden	-	9,881	-	9,881
Switzerland	-	34,015	-	34,015
Turkey	-	1,475	-	1,475
United Kingdom	7,320	58,050	-	65,370
Total Common Stocks	48,656	253,204	-	301,860
Rights
Belgium	0	-	-	0
Short-Term Investments	-	20,962	-	20,962
Total Investments	48,656	274,166	-	322,822
International Large Cap
Investments:
Common Stocks
Australia	-	2,454	-	2,454
Austria	-	1,308	-	1,308
Belgium	-	4,355	-	4,355
Brazil	772	-	-	772
Canada	16,087	-	-	16,087
Chile	2,113	-	-	2,113
China	2,196	-	-	2,196
Denmark	-	7,246	-	7,246
France	-	12,612	-	12,612
Germany	2,176	13,791	-	15,967
Japan	-	14,670	-	14,670
Korea	-	7,647	-	7,647
Malaysia	-	1,652	-	1,652
Netherlands	-	10,531	-	10,531
Norway	-	1,596	-	1,596
Russia	-	965	-	965
South Africa	-	2,633	-	2,633
Sweden	-	6,223	-	6,223
Switzerland	-	23,689	-	23,689
United Kingdom	4,521	34,751	-	39,272
Total Common Stocks	27,865	146,123	-	173,988
Rights
Belgium	0	-	-	0
Short-Term Investments	-	9,894	-	9,894
Total Investments	27,895	156,017	-	183,882
Intrinsic Value
Investments:
Common Stocks§	132,958	-	-	132,958
Rights	-	-	0	0
Short-Term Investments	-	0	-	0
Total Investments	132,958	0	0	132,958
Large Cap Disciplined Growth
Investments:
Common Stocks§	644,128	-	-	644,128
Short-Term Investments	-	13,197	-	13,197
Total Investments	644,128	13,197	-	657,325
Large Cap Value
Investments:
Common Stocks§	2,685	-	-	2,685
Exchange Traded Funds	12	-	-	12
Short-Term Investments	-	0	-	0
Total Investments	2,697	0	-	2,697
Mid Cap Growth
Investments:
Common Stocks§	540,875	-	-	540,875
Short-Term Investments	-	23,898	-	23,898
Total Investments	540,875	23,898	-	564,773
Multi-Cap Opportunities
Investments:
Common Stocks§	124,540	-	-	124,540
Short-Term Investments	-	3,185	-	3,185
Total Investments	124,540	3,185	-	127,725
Partners
Investments:
Common Stocks
Aerospace & Defense	63,053	-	-	63,053
Air Freight & Logistics	19,143	-	-	19,143
Auto Components	28,707	-	-	28,707
Automobiles	12,200	-	-	12,200
Beverages	23,289	-	-	23,289
Biotechnology	16,493	-	-	16,493
Building Products	34,688	-	-	34,688
Capital Markets	73,946	-	-	73,946
Commercial Banks	91,702	-	-	91,702
Computers & Peripherals	26,279	-	-	26,279
Construction & Engineering	13,827	-	-	13,827
Consumer Finance	38,703	-	-	38,703
Diversified Financial Services	138,063	-	-	138,063
Diversified Telecommunication Services	42,399	-	-	42,399
Electric Utilities	19,092	-	-	19,092
Electrical Equipment	23,513	-	-	23,513
Electronic Equipment, Instruments & Components	31,228	-	-	31,228
Energy Equipment & Services	79,393	-	-	79,393
Food & Staples Retailing	25,910	-	-	25,910
Health Care Equipment & Supplies	57,265	-	-	57,265
Health Care Providers & Services	94,734	-	-	94,734
Household Durables	28,286	-	-	28,286
Household Products	23,130	-	-	23,130
Insurance	82,665	-	-	82,665
IT Services	60,281	-	-	60,281
Machinery	75,376	-	-	75,376
Media	43,212	-	-	43,212
Metals & Mining	61,938	17,457	-	79,395
Multi-Utilities	63,114	-	-	63,114
Multiline Retail	54,154	-	-	54,154
Oil, Gas & Consumable Fuels	209,289	-	-	209,289
Personal Products	15,719	-	-	15,719
Pharmaceuticals	85,216	-	-	85,216
Semiconductors & Semiconductor Equipment	68,293	-	-	68,293
Software	28,858	-	-	28,858
Specialty Retail	50,015	-	-	50,015
Total Common Stocks	1,903,173	17,457	-	1,920,630
Short-Term Investments	-	50,381	-	50,381
Total Investments	1,903,173	67,838	-	1,971,011
Real Estate
Investments:
Common Stocks
Apartments	63,493	-	-	63,493
Diversified	29,976	-	-	29,976
Health Care	41,744	-	-	41,744
Hotels, Restaurants & Leisure	8,744	-	-	8,744
Household Durables	1,956	-	-	1,956
Industrial	15,767	-	-	15,767
Lodging	11,396	-	-	11,396
Mixed	4,912	-	-	4,912
Office	44,258	-	-	44,258
Real Estate Management & Development	10,100	-	-	10,100
Regional Malls	56,888	8,337	-	65,225
Self Storage	26,109	-	-	26,109
Shopping Centers	33,289	-	-	33,289
Timber	13,947	-	-	13,947
Total Common Stocks	362,579	8,337	-	370,916
Short-Term Investments	-	6,422	-	6,422
Total Investments	362,579	14,759	-	377,338
Regency
Investments:
Common Stocks§	70,281	-	-	70,281
Short-Term Investments	-	2,081	-	2,081
Total Investments	70,281	2,081	-	72,362
Select Equities
Investments:
Common Stocks§	45,800	-	-	45,800
Short-Term Investments	-	23,643	-	23,643
Total Investments	45,800	23,643		69,443
Small Cap Growth
Investments:
Common Stocks§	122,204	-	-	122,204
Short-Term Investments	-	2,565	-	2,565
Total Investments	122,204	2,565	-	124,769
Socially Responsive
Investments:
Common Stocks
Capital Markets	114,918	-	-	114,918
Chemicals	53,576	-	-	53,576
Commercial Services & Supplies	32,883	-	-	32,883
Electronic Equipment, Instruments & Components	86,868	-	-	86,868
Food Products	111,945	-	-	111,945
Health Care Equipment & Supplies	92,952	-	-	92,952
Household Products	64,865	-	-	64,865
Industrial Conglomerates	131,120	-	-	131,120
Industrial Gases	33,762	-	-	33,762
Insurance	66,146	-	-	66,146
Internet Software & Services	72,236	-	-	72,236
IT Services	41,732	-	-	41,732
Media	91,357	-	-	91,357
Multiline Retail	47,983	-	-	47,983
Oil, Gas & Consumable Fuels	176,164	71,228	-	247,392
Pharmaceuticals	31,939	75,643	-	107,582
Professional Services	19,496	-	-	19,496
Road & Rail	27,039	-	-	27,039
Semiconductors & Semiconductor Equipment	123,044	-	-	123,044
Specialty Chemicals	-	15,828	-	15,828
Trading Companies & Distributors	34,049	-	-	34,049
Total Common Stocks	1,454,074	162,699	-	1,616,773
Short-Term Investments	-	55,128	-	55,128
Certificates of Deposit	-	600	-	600
Total Investments	1,454,074	218,427	-	1,672,501

§	The Schedule of Investments (and Summary Schedule of Investments by Industry for the international funds) provide information on the industry for the portfolio.

§§	The following is a reconciliation between the beginning and ending balances of investments in which significant unobservable inputs (Level 3) were used in determining value:

(000’s omitted)	Beginning balance, as of 9/1/11	Accrued discounts/ (premiums)	Realized gain/loss and change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers in to Level 3	Transfers out of Level 3	Balance, as of 11/30/11	Net change in unrealized appreciation/ (depreciation) from investments still held as of 11/30/11
Investments in Securities:
Emerging Markets Equity
Preferred Stocks Brazil	$0	$-	$-	$-	$-	$-	$-	$0	$0
Total	0	-	-	-	-	-	-	0	0

International
Preferred Stocks Brazil	12	-	(1)	-	-	-	-	11	(1)
Total	12	-	(1)	-	-	-	-	11	(1)

Intrinsic Value
Rights	0	-	-	-	-	-	-	0	-
Total	0	-	-	-	-	-	-	0	-

As of the period ending November 30, 2011, certain foreign equity securities transferred from Level 1 to Level 2 as a result of the Funds’ valuation procedures to fair value securities, as stated in the description of the valuation methods of foreign equity securities above.

Liability Valuation Inputs

The following is a summary, categorized by Level, of inputs used to value the Fund’s derivatives as of November 30, 2011:
(000’s omitted)	Level 1	Level 2	Level 3	Total
Equity Income
Option Contracts	$(538)	$-	$-	$(538)

#	At cost, which approximates market value.

##	At November 30, 2011, selected fund information on a U.S. federal income tax basis was as follows:

(000’s omitted)	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Emerging Markets Equity	$150,465	$4,155	$18,281	$(14,126)
Equity Income	1,792,617	81,407	53,344	28,063
Focus	521,217	29,374	20,609	8,765
Genesis	7,236,296	4,391,140	192,837	4,198,303
Global Equity	1,008	27	98	(71)
Global Thematic Opportunities	32,737	891	2,391	(1,500)
Guardian	941,995	207,578	45,631	161,947
International	249,015	34,873	15,293	19,580
International Institutional	330,503	21,421	29,102	(7,681)
International Large Cap	177,941	17,612	11,671	5,941
Intrinsic Value	140,305	12,718	20,065	(7,347)
Large Cap Disciplined Growth	619,084	65,789	27,548	38,241
Large Cap Value	2,617	133	53	80
Mid Cap Growth	409,633	162,386	7,246	155,140
Multi-Cap Opportunities	125,513	8,489	6,277	2,212
Partners	1,788,640	331,979	149,608	182,371
Real Estate	349,655	39,743	12,060	27,683
Regency	66,962	9,905	4,505	5,400
Select Equities	64,031	5,678	266	5,412
Small Cap Growth	116,768	11,765	3,764	8,001
Socially Responsive	1,473,475	263,547	64,521	199,026

*	Security did not produce income during the last twelve months.

^	Affiliated issuer.

‡‡	At November 30, 2011, Equity Income had outstanding call and put options written as follows:

Shares	Securities and Options	Market Value of Options
6,200	American Campus Communities, Call December 2011 @ 40	$4,000
25,000	Boeing Co., Put February 2012 @ 52..5	17,000
7,000	China Mobile, Call January 2012 @ 57.5	-
25,000	Honeywell International, Put January 2012 @ 47	18,000
20,000	Linear Technology, Put February 2012 @ 28	19,000
20,000	Linear Technology, Put February 2012 @ 26	10,000
25,000	Norfolk Southern, Call March 2012 @ 85	27,000
20,000	Philip Morris International, Call March 2012 @ 75	79,000
20,000	Philip Morris International, Call March 2012 @ 77.5	54,000
25,000	Philip Morris International, Call March 2012 @ 80	43,000
20,000	Progress Energy, Call April 2012 @ 50	48,000
10,000	Royal Gold, Call January 2012 @ 70	120,000
20,000	Royal Gold, Call April 2012 @ 95	51,000
25,000	Spectra Energy, Call March 2012 @ 30	29,000
20,000	Spectra Energy, Call June 2012 @ 32	19,000
	Total	$538,000

At November 30, 2011, Equity Income had deposited $3,745,875 in a segregated account to cover requirements on put options written.

ñ
Restricted security subject to restrictions on resale under federal securities laws.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers under Rule 144A under the Securities Act of 1933, as amended, and have been deemed by the investment manager to be liquid.  At November 30, 2011, these securities amounted to approximately $110,331,000 or 5.9% of net assets for Equity Income, approximately $899,000 or 0.0% of net assets for Genesis, approximately $538,000 or 0.2% of net assets for International, and approximately $263,000 or 0.1% of net assets for International Institutional.

Ñ
These securities have been deemed by the investment manager to be illiquid.  At November 30, 2011, these securities amounted to approximately $730,000 or 0.5% of net assets for Emerging Markets Equity, approximately $11,000 or 0.0% of net assets for International, and approximately $5,399,000 or 1.6% of net assets for International Institutional.

^^	Value of the security was determined using methods the Board has approved on the belief they reflect fair value.

Ø	All or a portion of this security was purchased on a when-issued basis. At November 30, 2011, these securities amounted to $17,628,000 for Genesis.

ØØ	All or a portion of this security is segregated in connection with obligations for when-issued security purchase commitments.

a	Step Bond: Coupon rate is a fixed rate for an initial period then resets at a specified date and rate.

z	A zero balance may reflect actual amounts rounding to less than $1,000.

For information on the Funds' significant policies, please refer to the Funds' most recent shareholder reports.

Item 2. Controls and Procedures.

(a)
Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“1940 Act”)), as of a date within 90 days of the filing date of this document, the Chief Executive Officer and Treasurer and Principal Financial and Accounting Officer of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant on Form N-CSR and Form N-Q is accumulated and communicated to the Registrant’s management to allow timely decisions regarding required disclosure.

(b)
There were no significant changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

The certifications required by Rule 30a-2(a) of the 1940 Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Neuberger Berman Equity Funds

By:	/s/ Robert Conti
Robert Conti
Chief Executive Officer

Date: January 26, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Robert Conti
Robert Conti
Chief Executive Officer

Date: January 26, 2012

By:	/s/ John M. McGovern
John M. McGovern
Treasurer and Principal Financial
and Accounting Officer

Date: January 26, 2012